UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09815

the arbitrage funds

(exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-295-4485

Date of fiscal year end:    May 31

Date of reporting period: November 30, 2021

Item 1.    Reports to Stockholders.

Semi-Annual Report

November 30, 2021

Arbitrage Fund

Water Island Event-Driven Fund

Water Island Credit Opportunities Fund

TABLE OF CONTENTS

Arbitrage Fund
Portfolio Information	1
Portfolio of Investments	3
Water Island Event-Driven Fund
Portfolio Information	18
Portfolio of Investments	20
Water Island Credit Opportunities Fund
Portfolio Information	33
Portfolio of Investments	35
Statements of Assets and Liabilities	46
Statements of Operations	50
Statements of Changes in Net Assets	54
Financial Highlights
Arbitrage Fund - Class R	58
Arbitrage Fund - Class I	60
Arbitrage Fund - Class C	62
Arbitrage Fund - Class A	64
Water Island Event-Driven Fund - Class R	66
Water Island Event-Driven Fund - Class I	68
Water Island Event-Driven Fund - Class A	70
Water Island Credit Opportunities Fund - Class R	72
Water Island Credit Opportunities Fund - Class I	74
Water Island Credit Opportunities Fund - Class A	76
Notes to Financial Statements	78
Disclosure of Fund Expenses	103
Additional Information	106

Arbitrage Fund  Portfolio Information

November 30, 2021 (Unaudited)

Performance^ (annualized returns as of November 30, 2021)

	One Year	Five Year	Ten Year	Since Inception*
Arbitrage Fund, Class R	1.28%	2.83%	2.02%	3.85%
Arbitrage Fund, Class I	1.54%	3.08%	2.27%	3.05%
Arbitrage Fund, Class C**	-0.42%#	2.04%	N/A	1.41%
Arbitrage Fund, Class A***	-1.50%	2.30%	N/A	2.07%
ICE BofA 3-Month Treasury Bill Index	0.05%	1.15%	0.63%	1.51%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^ After sales charge.

* Class R inception: 9/18/00; Class I inception: 10/17/03; Class C inception: 6/1/12; Class A inception: 6/1/13. The "Since Inception" returns for securities indices are for the inception date of Class R shares.

# Class C One Year return includes load.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 2.75% on purchases up to $250,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $250,000 or more purchased without a front-end sales charge and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 1.74%, 1.49%, 2.49% and 1.74%, respectively. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE BofA U.S. 3-Month Treasury Bill Index (formerly named, ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index) tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2021

Arbitrage Fund  Portfolio Information (continued)

November 30, 2021 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund over ten years. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the Arbitrage Fund's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: If a large percentage of mergers or event-driven investment opportunities taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

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Arbitrage Fund  Portfolio of Investments

November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.19%
Aerospace & Defense - 1.53%
Aerojet Rocketdyne Holdings, Inc.(a)	595,012	$25,014,304
Auto Parts & Equipment - 0.91%
Veoneer, Inc.(b)	417,772	14,872,683
Banks - 1.15%
Sbanken ASA(c)	1,000,885	10,457,528
TriState Capital Holdings, Inc.(a)(b)	278,000	8,314,980
		18,772,508
Biotechnology - 1.77%
Dicerna Pharmaceuticals, Inc.(b)	497,772	18,920,314
Swedish Orphan Biovitrum AB(b)	412,659	10,083,609
		29,003,923
Chemicals - 4.75%
Atotech Ltd.(a)(b)	1,250,756	30,193,250
Kraton Corp.(b)	227,237	10,466,536
Rogers Corp.(b)	136,732	37,275,878
		77,935,664
Commercial Services - 9.52%
Afterpay Ltd., ADR(a)(b)	85,696	6,639,726
Bakkt Holdings, Inc.(b)(d)(e)	171,827	2,682,219
Europcar Mobility Group(b)(c)	13,799,346	7,981,422
GreenSky, Inc., Class A(a)(b)	1,393,804	15,805,737
IHS Markit Ltd.	705,607	90,190,687
Moneylion, Inc.(b)(d)	1,911,916	8,068,286
RR Donnelley & Sons Co.(b)	2,344,009	24,752,735
		156,120,812
Computers & Computer Services - 1.02%
Avast Plc(c)	826,453	6,658,597
McAfee Corp., Class A	386,544	9,992,162
		16,650,759
Construction Materials - 0.95%
Forterra, Inc.(b)	654,034	15,559,469
Diversified Financial Services - 0.83%
Sanne Group Plc	1,128,610	13,629,033
Electric - 1.50%
PNM Resources, Inc.	500,365	24,637,973
Electronics - 2.57%
Coherent, Inc.(a)(b)	162,981	42,200,670

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.19% (Continued)
Energy - Alternate Sources - 0.56%
Falck Renewables SpA	929,039	$9,124,381
Engineering & Construction - 1.45%
Akka Technologies(b)	73,852	4,003,518
Sydney Airport(b)	3,347,206	19,804,258
		23,807,776
Food - 1.55%
Sanderson Farms, Inc.	131,779	24,745,461
Stryve Foods, Inc., Class A(b)(d)	171,198	667,672
		25,413,133
Healthcare - Products - 2.92%
Hill-Rom Holdings, Inc.(a)	275,459	42,833,874
Itamar Medical Ltd., ADR(a)(b)	165,000	5,057,250
		47,891,124
Healthcare - Services - 4.52%
PPD, Inc.(a)(b)	1,571,929	74,037,856
UpHealth, Inc.(b)(d)	48,973	127,819
		74,165,675
Insurance - 6.33%
Athene Holding Ltd., Class A(a)(b)	198,929	16,296,264
TOWER Ltd.	8,008,907	3,716,935
Willis Towers Watson Plc(a)	371,136	83,817,354
		103,830,553
Internet - 0.50%
Zix Corp.(b)	967,225	8,192,396
Machinery - Diversified - 3.44%
Neles Oyj	346,525	5,175,733
Welbilt, Inc.(a)(b)	2,171,005	51,148,878
		56,324,611
Real Estate Investment Trusts - 8.94%
Columbia Property Trust, Inc.(a)	1,085,326	20,838,259
Cominar Real Estate Investment Trust	1,340,987	12,050,985
Corepoint Lodging, Inc.(b)	635,729	9,809,298
CoreSite Realty Corp.	191,235	32,710,747
CyrusOne, Inc.	278,240	24,768,925
MGM Growth Properties LLC, Class A(a)	399,165	14,613,431
Monmouth Real Estate Investment Corp.(a)	1,527,305	31,722,125
		146,513,770

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.19% (Continued)
Retail - 0.76%
GrandVision N.V.(b)(c)	131,148	$4,224,075
Vivo Energy Plc(c)	4,662,407	8,185,013
		12,409,088
Semiconductors - 7.44%
DSP Group, Inc.(b)	742,785	16,333,842
Magnachip Semiconductor Corp.(b)	727,164	13,147,125
Xilinx, Inc.(a)	404,997	92,521,565
		122,002,532
Software - 16.87%
Blue Prism Group Plc(b)	999,131	17,261,037
Change Healthcare, Inc.(a)(b)	1,778,570	36,069,400
Five9, Inc.(a)(b)(e)	223,523	31,814,029
Inovalon Holdings, Inc., Class A(b)(f)	405,270	16,616,070
Kaleyra, Inc.(b)	134,591	1,410,514
MINDBODY, Inc., Class A(b)(f)	843,793	31,503,602
Momentive Global, Inc.(b)	735,254	15,021,239
Nuance Communications, Inc.(a)(b)	1,344,404	74,600,978
Onemarket Ltd.(b)(f)	111,800	—
Playtech Plc(b)	898,242	8,911,842
Pluralsight, Inc., Class A(b)(f)	1,000,062	23,016,627
QAD, Inc., Class A(b)(f)	232,603	20,352,762
		276,578,100
Telecommunications - 1.76%
NeoPhotonics Corp.(b)	1,073,920	16,506,150
Vonage Holdings Corp.(b)	599,396	12,359,546
		28,865,696
Transportation - 4.73%
Kansas City Southern(a)	211,712	61,576,435
Ocean Yield ASA	1,740,000	7,795,088
Teekay LNG Partners LP	486,015	8,228,234
		77,599,757
Water - 0.92%
Suez SA	674,971	15,106,847
TOTAL COMMON STOCKS (Cost $1,413,963,691)		1,462,223,237

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Shares	Value
RIGHTS(b) - 0.17%
Bristol-Myers Squibb Co. CVR	857,631	$857,631
CA Immobilien Anlagen AG CVR(f)	221,534	—
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2024(f)	1,150,652	69,269
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025(f)	1,150,652	69,154
Contra Flexion Therapeutics, Inc. CVR, Expires 12/31/2030(f)	1,411,000	877,642
Contra Pfenex, Inc. CVR, Expires 12/31/2021(f)	1,108,177	928,874
Elanco Animal Health, Inc. CVR, Expires 12/31/2021(f)	1,124,589	—
Media General, Inc. CVR(f)	613,589	—
NewStar Financial, Inc. CVR, Expires 12/17/2021(f)	1,514,945	—
TOTAL RIGHTS (Cost $3,058,131)		2,802,570

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 1.23%
Auto Manufacturers - 0.13%
Lightning eMotors, Inc.(c)	05/15/2024	7.500%	$2,596,000	$2,179,460
Healthcare - Services - 0.19%
UpHealth, Inc.(c)	06/15/2026	6.250%	3,613,000	3,127,065
Pharmaceuticals - 0.69%
Flexion Therapeutics, Inc.	05/01/2024	3.375%	11,311,000	11,254,445
Software - 0.22%
Kaleyra, Inc.(c)	06/01/2026	6.125%	3,525,000	3,573,834
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $20,989,193)				20,134,804

	Shares	Value
MUTUAL FUNDS - 4.44%
Water Island Event-Driven Fund, Class I(g)	6,605,365	$72,791,125
TOTAL MUTUAL FUNDS (Cost $60,632,644)		72,791,125
PRIVATE INVESTMENTS(b)(d)(f)(h) - 0.17%
Fast Capital LLC	290,700	290,700
Fuse LLC	725,800	2,230,399
Fuse Sponsor Capital, Z2 Shares	72,580	293,868
TOTAL PRIVATE INVESTMENTS (Cost $1,036,875)		2,814,967

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Shares	Value
WARRANTS(b) - 0.03%
Auto Manufacturers - 0.02%
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025(d)	225,739	$316,035
Commercial Services - 0.01%
Moneylion, Inc., Exercise Price $11.50, Expires 06/01/2027	290,320	229,353
Healthcare - Services - 0.00%(i)
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024	4,897	2,350
TOTAL WARRANTS (Cost $0)		547,738
PREFERRED STOCKS - 0.09%
Entertainment - 0.09%
1317774 B.C. Ltd.	29,562	1,515,588
TOTAL PREFERRED STOCKS (Cost $2,400,434)		1,515,588

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.40%
Call Options Purchased - 0.21%
Acceleron Pharma, Inc.	12/2021	$180.00	$0	904	$0
Advanced Micro Devices, Inc.
	12/2021	145.00	8,615,872	544	875,840
	12/2021	150.00	5,527,462	349	433,632
Canadian Pacific Railway Ltd.
	12/2021	78.00	15,357,579	2,193	87,720
	12/2021	80.00	15,357,579	2,193	38,378
Sportsman's Warehouse Holdings, Inc.	12/2021	17.50	3,390,673	1,991	94,573
Trillium Therapeutics, Inc.	12/2021	20.00	0	1,844	0
Zendesk, Inc.	12/2021	95.00	21,116,348	2,068	1,840,520
TOTAL CALL OPTIONS PURCHASED (Cost $2,919,138)					3,370,663

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.40% (Continued)
Put Options Purchased - 0.19%
Bakkt Holdings, Inc.
12/2021	$25.00	$426,153	273	$308,490
12/2021	30.00	452,690	290	472,700
Five9, Inc.
12/2021	145.00	13,991,039	983	830,635
12/2021	150.00	15,585,135	1,095	1,281,150
12/2021	155.00	2,291,513	161	239,890
TOTAL PUT OPTIONS PURCHASED (Cost $2,165,210)				3,132,865
TOTAL PURCHASED OPTIONS (Cost $5,084,348)				6,503,528

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 3.18%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.026	%(j)	26,057,176	$26,057,176
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.063	%(j)	26,057,176	26,057,176
				52,114,352
TOTAL SHORT-TERM INVESTMENTS (Cost $52,114,352)				52,114,352
Total Investments - 98.90% (Cost $1,559,279,668)				1,621,447,909
Other Assets in Excess of Liabilities - 1.10%(k)				17,953,271
NET ASSETS - 100.00%				$1,639,401,180

Portfolio Footnotes

(a)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2021, the aggregate fair market value of those securities was $319,525,490, representing 19.49% of net assets.

(b)  Non-income-producing security.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2021, these securities had a total value of $46,386,994 or 2.83% of net assets.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

(d)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,676,998 or 0.90% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bakkt Holdings, Inc.	10/06/2021	$1,718,270
Fast Capital LLC	08/18/2020	300,786
Fuse LLC	06/19/2020	669,078
Fuse Sponsor Capital, Z2 Shares	06/19/2020	67,011
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	04/28/2021	—
Moneylion, Inc.	09/14/2021	16,344,382
Stryve Foods, Inc.	07/09/2021	1,711,980
UpHealth, Inc.	05/25/2021	489,730
Total		$21,301,237

(e)  Underlying security for a written/purchased call/put option.

(f)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2021, the total fair market value of these securities was $96,248,967, representing 5.87% of net assets.

(g)  Affiliated investment.

(h)  Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.

(i)  Less than 0.005% of net assets.

(j)  Rate shown is the 7-day effective yield as of November 30, 2021.

(k)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (12.20%)
Commercial Services - (0.44%)
Bakkt Holdings, Inc.	(35,484)	$(553,905)
Square, Inc., Class A	(32,136)	(6,694,893)
		(7,248,798)
Diversified Financial Services - (0.42%)
Raymond James Financial, Inc.	(69,500)	(6,831,155)
Electronics - (0.57%)
II-VI, Inc.	(148,313)	(9,274,012)
Entertainment - (0.09%)
Penn National Gaming, Inc.	(29,562)	(1,514,461)
Internet - (1.03%)
Zendesk, Inc.	(165,432)	(16,892,262)
Machinery - Diversified - (0.28%)
Valmet Oyj	(113,547)	(4,661,609)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (12.20%) (Continued)
Semiconductors - (6.76%)
Advanced Micro Devices, Inc.	(697,967)	$(110,537,034)
MKS Instruments, Inc.	(1,656)	(251,977)
		(110,789,011)
Transportation - (2.61%)
Canadian Pacific Railway Ltd.	(610,577)	(42,758,707)
TOTAL COMMON STOCKS (Proceeds $159,504,546)		(199,970,015)
TOTAL SECURITIES SOLD SHORT (Proceeds $159,504,546)		$(199,970,015)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Bakkt Holdings, Inc.	12/2021	$40.00	$(426,153)	(273)	$(6,142)
Dicerna Pharmaceuticals, Inc.	01/2022	40.00	(4,051,866)	(1,066)	(29,315)
TOTAL WRITTEN CALL OPTIONS (Premiums received $216,325)					(35,457)
TOTAL WRITTEN OPTIONS (Premiums received $216,325)					$(35,457)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Goldman Sachs & Co./ Monthly	Equiniti Group Plc	Paid 1 Month SONIA Plus 95 bps (0.995%)	05/10/2022	$—	$—	$—	GBP	5,494,300	$—
Goldman Sachs & Co./ Monthly	GCP Student Living Plc	Paid 1 Month SONIA Plus 47 bps (0.516%)	07/16/2022	—	—	—	GBP	5,959,391	—

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Goldman Sachs & Co./ Monthly	Meggitt Plc	Paid 1 Month SONIA Plus 55 bps (0.596%)	08/04/2022	$—	$—	$—	GBP	12,315,265	$—
Goldman Sachs & Co./ Monthly	Sanne Group Plc	Paid 1 Month SONIA Plus 45 bps (0.496%)	08/31/2022	—	—	—	GBP	5,637,963	—
Goldman Sachs & Co./ Monthly	Zardoya Otis SA	Paid 1 Week ESTR Plus 60 bps (0.031%)	09/27/2022	—	—	—	EUR	5,320,590	—
Goldman Sachs & Co./ Monthly	CNP Assurance	Paid 1 Week ESTR Plus 55 bps (0.000%)	11/01/2022	—	—	—	EUR	17,405,027	—
Goldman Sachs & Co./ Monthly	Alstria Office REIT - AG	Paid 1 Week ESTR Plus 45 bps (1.000%)	11/08/2022	—	—	—	EUR	7,527,000	—
Goldman Sachs & Co./ Monthly	ICA Gruppen AB	Paid 1 Month STIBOR Plus 50 bps (0.447%)	11/14/2022	—	—	—	SEK	14,151,000	—
Goldman Sachs & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month JIBAR Plus 150 bps (4.992%)	11/18/2022	—	—	—	ZAR	59,573,067	—

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Apollo Global Management, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	08/11/2023	$—	$—	$—	USD	16,183,847	$—
Morgan Stanley & Co./ Monthly	iShares MSCI Australia ETF	Received 1 Month- Federal Rate Minus 153 bps (-1.440%)	08/11/2023	—	—	—	USD	1,384,999	—
Morgan Stanley & Co./ Monthly	Goldman Sachs Group, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	08/11/2023	—	—	—	USD	15,930,716	—
Morgan Stanley & Co./ Monthly	iShares Russell 2000 ETF	Received 1 Month- Federal Rate Minus 88 bps (-0.800%)	08/11/2023	—	—	—	USD	3,423,087	—
Morgan Stanley & Co./ Monthly	MKS Instruments, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	08/11/2023	—	—	—	USD	10,253,149	—
Morgan Stanley & Co./ Monthly	NortonLifeLock, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	08/11/2023	—	—	—	USD	618,914	—

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	S&P Global, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	08/11/2023	$—	$—	$—	USD	91,260,388	$—
Morgan Stanley & Co./ Monthly	Vici Properties, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	08/11/2023	—	—	—	USD	14,831,045	—
Morgan Stanley & Co./ Monthly	Amasten Fastighets AB	Paid 1 Month STIBOR Plus 150 bps (1.401%)	11/17/2023	—	—	—	SEK	15,984,000	—
Morgan Stanley & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month SABOR Plus 125 bps (4.590%)	11/17/2023	—	—	—	ZAR	20,969,869	—
						$—			$—

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	21,001,261	AUD	28,625,400	Morgan Stanley & Co.	12/15/2021	$592,864
USD	12,647,355	CAD	15,756,600	Morgan Stanley & Co.	12/15/2021	311,488
EUR	7,660,600	USD	8,676,258	Morgan Stanley & Co.	12/15/2021	15,493
USD	101,387,780	EUR	85,923,900	Morgan Stanley & Co.	12/15/2021	3,898,139
USD	44,805,921	GBP	32,974,900	Morgan Stanley & Co.	12/15/2021	942,070
USD	26,334,361	NOK	228,861,700	Morgan Stanley & Co.	12/15/2021	1,032,337
USD	4,573,196	NZD	6,447,100	Morgan Stanley & Co.	12/15/2021	173,562
SEK	3,893,000	USD	429,023	Morgan Stanley & Co.	12/15/2021	2,971
USD	11,243,576	SEK	97,111,300	Morgan Stanley & Co.	12/15/2021	467,434
						$7,436,358

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	1,044,400	USD	758,087	Morgan Stanley & Co.	12/15/2021	$(13,486)
EUR	37,436,200	USD	43,783,071	Morgan Stanley & Co.	12/15/2021	(1,307,791)
GBP	3,573,700	USD	4,861,047	Morgan Stanley & Co.	12/15/2021	(107,242)
NOK	53,104,700	USD	6,221,459	Morgan Stanley & Co.	12/15/2021	(350,418)
NZD	1,001,000	USD	700,064	Morgan Stanley & Co.	12/15/2021	(16,960)
SEK	4,290,300	USD	491,851	Morgan Stanley & Co.	12/15/2021	(15,769)
USD	662,561	SEK	6,024,800	Morgan Stanley & Co.	12/15/2021	(5,993)
						$(1,817,659)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	14.83%
Australia	1.62%
Sweden	1.53%
Bermuda	1.49%
France	1.41%
Norway	1.11%
Canada	0.83%
Republic of Korea	0.80%
Italy	0.65%
Isle of Man	0.54%
Czech Republic	0.41%
Finland	0.32%
Israel	0.31%
Netherlands	0.26%
Belgium	0.24%
New Zealand	0.23%
Austria	0.00	%(b)
United States	72.32%
Other Assets in Excess of Liabilities	1.10%
	100.00%

(a)  These percentages represent long positions only and are not net of short positions.

(b)  Less than 0.005% of net assets.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

ADR - American Depositary Receipt

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

ESTR - Euro Short-term Rate

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

JIBAR - Johannesburg Interbank Agreed Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NOK - Norwegian krone

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NZD - New Zealand dollar

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SABOR - South African Benchmark Overnight Rate

SEK - Swedish krona

SONIA - Sterling OverNight Index Average

S&P - Standard & Poor's

SpA - Societa per Azione

STIBOR - Stockholm Interbank Offered Rate

USD - United States Dollar

ZAR - South African rand

The following table summarizes the Arbitrage Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2021:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$25,014,304	$—	$—	$25,014,304
Auto Parts & Equipment	14,872,683	—	—	14,872,683
Banks	18,772,508	—	—	18,772,508
Biotechnology	29,003,923	—	—	29,003,923
Chemicals	77,935,664	—	—	77,935,664
Commercial Services	156,120,812	—	—	156,120,812
Computers & Computer Services	16,650,759	—	—	16,650,759
Construction Materials	15,559,469	—	—	15,559,469
Diversified Financial Services	13,629,033	—	—	13,629,033
Electric	24,637,973	—	—	24,637,973
Electronics	42,200,670	—	—	42,200,670
Energy - Alternate Sources	9,124,381	—	—	9,124,381
Engineering & Construction	23,807,776	—	—	23,807,776
Food	25,413,133	—	—	25,413,133
Healthcare - Products	47,891,124	—	—	47,891,124

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Healthcare - Services	$74,165,675	$—	$—	$74,165,675
Insurance	103,830,553	—	—	103,830,553
Internet	8,192,396	—	—	8,192,396
Machinery - Diversified	56,324,611	—	—	56,324,611
Real Estate Investment Trusts	146,513,770	—	—	146,513,770
Retail	12,409,088	—	—	12,409,088
Semiconductors	122,002,532	—	—	122,002,532
Software	185,089,039	—	91,489,061	276,578,100
Telecommunications	28,865,696	—	—	28,865,696
Transportation	69,804,669	7,795,088	—	77,599,757
Water	15,106,847	—	—	15,106,847
Rights	—	857,631	1,944,939	2,802,570
Convertible Corporate Bonds**	—	20,134,804	—	20,134,804
Mutual Funds	72,791,125	—	—	72,791,125
Private Investments	—	—	2,814,967	2,814,967
Warrants	547,738	—	—	547,738
Preferred Stocks Entertainment	—	1,515,588	—	1,515,588
Purchased Options	6,503,528	—	—	6,503,528
Short-Term Investments	52,114,352	—	—	52,114,352
TOTAL	$1,494,895,831	$30,303,111	$96,248,967	$1,621,447,909
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$7,436,358	$—	$7,436,358
Equity Swaps	0	0	—	0
Liabilities
Common Stocks**	(199,970,015)	—	—	(199,970,015)
Written Options	(35,457)	—	—	(35,457)
Forward Foreign Currency Exchange Contracts	—	(1,817,659)	—	(1,817,659)
TOTAL	$(200,005,472)	$5,618,699	$—	$(194,386,773)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2021:

Investments in Securities	Balance as of May 31, 2021	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2021
Common Stocks	$85,217,245	$3,261,325	$(1,386,807)	$36,590,099	$(32,192,801)	$—	$—	$91,489,061	$1,599,123
Rights	1,135,875	464,601	25,000	1,012,898	(693,435)	—	—	1,944,939	47,051
Convertible Corporate Bonds	6,433,715	—	328,097	—	—	—	(6,761,812)	—	—
Private Investments	1,016,499	—	1,795,077	3,391	—	—	—	2,814,967	1,795,077
Total	$93,803,334	$3,725,926	$761,367	$37,606,388	$(32,886,236)	$—	$(6,761,812)	$96,248,967	$3,441,251

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2021:

Investments in Securities	Fair Value at November 30, 2021	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$91,489,061	Deal Value, Liquidation Value	Final determination on Dissent, Final Liquidation Value	$23.02-$41	$45.56
Rights	1,944,939	Discounted, probability adjusted value	Discount Rate, Probability	10%, 16.14%-42.25%	10%, 29.72%
Private Investments	2,814,967	Cost, Model Driven	Cost, Model Price	$1, $3.07-$4.05	$1, $3.19

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Event-Driven Fund  Portfolio Information

November 30, 2021 (Unaudited)

Performance^ (annualized returns as of November 30, 2021)

	One Year	Five Year	Ten Year	Since Inception*
Water Island Event-Driven Fund Class R	3.02%	4.14%	2.16%	2.37%
Water Island Event-Driven Fund Class I	3.24%	4.41%	2.42%	2.62%
Water Island Event-Driven Fund, Class A**	-0.41%	3.46%	N/A	1.78%
ICE BofA 3-Month Treasury Bill Index	0.05%	1.15%	0.63%	0.58%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance, and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^ After sales charge.

* Class R and Class I inception: 10/1/10; Class A inception: 6/1/13. The "Since Inception" returns for securities indices are for the inception date of Class R and Class I shares.

** Class A shares are subject to a maximum front-end sales load of 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000 purchased without a front-end sales charge and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I and Class A are 1.98%, 1.73% and 2.00%, respectively. The Adviser has contractually agreed to limit the total annual operating expenses of the Fund, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, and other costs incurred in connection with the purchase or sale of portfolio securities so they do not exceed 1.69%, 1.44% and 1.69% for Class R, Class I and Class A, respectively. The agreement remains in effect until September 30, 2022, unless terminated earlier by the Board of Trustees. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE BofA U.S. 3-Month Treasury Bill Index (formerly named, ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index) tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

An investor may not invest directly in an index.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio Information (continued)

November 30, 2021 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund over ten years. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the Water Island Event-Driven Fund's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: If a large percentage of mergers or event-driven investment opportunities taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Semi-Annual Report | November 30, 2021

Water Island Event-Driven Fund  Portfolio of Investments

November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.69%
Aerospace & Defense - 2.36%
Aerojet Rocketdyne Holdings, Inc.(a)	71,960	$3,025,198
Auto Parts & Equipment - 1.08%
Veoneer, Inc.(a)(b)	39,002	1,388,471
Biotechnology - 2.28%
Dicerna Pharmaceuticals, Inc.(b)(c)	50,337	1,913,309
Swedish Orphan Biovitrum AB(b)	41,244	1,007,826
		2,921,135
Chemicals - 3.93%
Kraton Corp.(b)	21,400	985,684
Recticel SA	31,826	598,437
Rogers Corp.(a)(b)	12,674	3,455,186
		5,039,307
Commercial Services - 11.32%
Afterpay Ltd., ADR(a)(b)	6,899	534,534
Bakkt Holdings, Inc.(b)(c)(d)	29,314	457,591
GreenSky, Inc., Class A(b)	128,417	1,456,249
IHS Markit Ltd.(a)	71,806	9,178,243
Moneylion, Inc.(b)(d)	218,409	921,686
RR Donnelley & Sons Co.(b)	187,844	1,983,633
		14,531,936
Computers & Computer Services - 1.14%
Avast Plc(e)	66,516	535,909
McAfee Corp., Class A	35,725	923,491
		1,459,400
Construction Materials - 1.04%
Forterra, Inc.(b)	56,115	1,334,976
Diversified Financial Services - 0.60%
Intertrust N.V.(b)(e)	16,836	389,512
Sanne Group Plc	31,615	381,781
		771,293
Electric - 1.77%
PNM Resources, Inc.	46,113	2,270,604
Electronics - 3.32%
Coherent, Inc.(a)(b)	16,467	4,263,800
Engineering & Construction - 1.55%
Sydney Airport(b)	335,297	1,983,836

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.69% (Continued)
Entertainment - 0.16%
Cineplex, Inc.(b)	23,133	$212,234
Food - 1.90%
Sanderson Farms, Inc.(a)	12,392	2,326,970
Stryve Foods, Inc., Class A(b)(d)	29,191	113,845
		2,440,815
Healthcare - Products - 3.35%
Hill-Rom Holdings, Inc.(a)	27,672	4,302,996
Healthcare - Services - 4.70%
PPD, Inc.(a)(b)	127,530	6,006,663
UpHealth, Inc.(b)(d)	8,340	21,767
		6,028,430
Home Furnishings - 0.51%
Casper Sleep, Inc.(b)	99,776	652,535
Insurance - 6.73%
Hartford Financial Services Group, Inc. (The)	5,355	353,965
Willis Towers Watson Plc(a)	36,658	8,278,843
		8,632,808
Internet - 0.37%
Just Eat Takeaway.com N.V.(b)(e)	7,623	477,131
Lodging - 0.21%
Crown Resorts Ltd.(b)	33,674	264,530
Machinery - Diversified - 3.59%
Neles Oyj	27,894	416,628
Welbilt, Inc.(b)	177,792	4,188,779
		4,605,407
Real Estate Investment Trusts - 10.76%
Columbia Property Trust, Inc.	102,222	1,962,662
Cominar Real Estate Investment Trust	122,842	1,103,938
Corepoint Lodging, Inc.(b)	51,091	788,334
CoreSite Realty Corp.	19,283	3,298,357
CyrusOne, Inc.(a)	25,622	2,280,871
MGM Growth Properties LLC, Class A(a)	32,000	1,171,520
Monmouth Real Estate Investment Corp.(a)	153,905	3,196,607
		13,802,289

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.69% (Continued)
Retail - 0.51%
Vivo Energy Plc(e)	376,395	$660,774
Semiconductors - 10.64%
DSP Group, Inc.(b)	69,106	1,519,641
Magnachip Semiconductor Corp.(b)	72,698	1,314,380
Xilinx, Inc.(a)	47,335	10,813,681
		13,647,702
Software - 18.36%
Blue Prism Group Plc(b)	80,477	1,390,325
Change Healthcare, Inc.(a)(b)	251,567	5,101,779
Five9, Inc.(b)(c)	22,305	3,174,671
Inovalon Holdings, Inc., Class A(b)(f)	37,435	1,534,835
Kaleyra, Inc.(b)	22,292	233,620
MINDBODY, Inc., Class A(b)(f)	48,463	1,809,400
Momentive Global, Inc.(a)(b)	68,535	1,400,170
Nuance Communications, Inc.(a)(b)	125,032	6,938,026
Pluralsight, Inc., Class A(b)(f)	85,955	1,978,271
		23,561,097
Telecommunications - 1.92%
NeoPhotonics Corp.(a)(b)	85,994	1,321,728
Vonage Holdings Corp.(b)	55,303	1,140,348
		2,462,076
Transportation - 4.42%
Kansas City Southern	17,191	5,000,003
Teekay LNG Partners LP	39,712	672,324
		5,672,327
Water - 1.17%
Suez SA	66,940	1,498,216
TOTAL COMMON STOCKS (Cost $122,637,381)		127,911,323
RIGHTS(b) - 0.05%
Bristol-Myers Squibb Co. CVR	67,803	67,803
CA Immobilien Anlagen AG CVR(f)	18,714	—
TOTAL RIGHTS (Cost $110,781)		67,803

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 1.03%
Telecommunications - 1.03%
Cincinnati Bell, Inc.(e)	07/15/2024	7.000%	$1,305,000	$1,327,837
TOTAL CORPORATE BONDS (Cost $1,311,908)				1,327,837
CONVERTIBLE CORPORATE BONDS - 2.55%
Auto Manufacturers - 0.27%
Lightning eMotors, Inc.(e)	05/15/2024	7.500%	403,000	338,337
Entertainment - 0.28%
Cineplex, Inc.(e)	09/30/2025	5.750%	392,000	361,501
Healthcare - Services - 0.42%
UpHealth, Inc.(e)	06/15/2026	6.250%	616,000	533,150
Pharmaceuticals - 1.12%
Dermira, Inc.	05/15/2022	3.000%	1,430,000	1,440,725
Software - 0.46%
Kaleyra, Inc.(e)	06/01/2026	6.125%	584,000	592,091
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,325,276)				3,265,804

	Shares	Value
WARRANTS(b) - 0.05%
Auto Manufacturers - 0.04%
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025(d)	35,043	$49,060
Commercial Services - 0.01%
Moneylion, Inc., Exercise Price $11.50, Expires 06/01/2027	22,640	17,886
Healthcare - Services - 0.00%(g)
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024	834	400
TOTAL WARRANTS (Cost $0)		67,346
PREFERRED STOCKS - 0.11%
Entertainment - 0.11%
1317774 B.C. Ltd.	2,753	141,158
TOTAL PREFERRED STOCKS (Cost $223,571)		141,158

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Shares	Value
PRIVATE INVESTMENTS(b)(d)(f)(h) - 0.17%
Fast Capital LLC	22,800	$22,800
Fuse LLC	56,600	173,933
Fuse Sponsor Capital, Z2 Shares	5,660	22,917
TOTAL PRIVATE INVESTMENTS (Cost $80,993)		219,650

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.57%
Call Options Purchased - 0.27%
Acceleron Pharma, Inc.	12/2021	$180.00	$0	84	$0
Advanced Micro Devices, Inc.
	12/2021	145.00	1,013,568	64	103,040
	12/2021	150.00	649,317	41	50,943
Canadian Pacific Railway Ltd.
	12/2021	78.00	1,246,534	178	7,120
	12/2021	80.00	1,246,534	178	3,115
Sportsman's Warehouse Holdings, Inc.	12/2021	17.50	272,480	160	7,600
Trillium Therapeutics, Inc.	12/2021	20.00	0	148	0
Zendesk, Inc.	12/2021	95.00	1,970,723	193	171,770
TOTAL CALL OPTIONS PURCHASED (Cost $275,909)					343,588
Put Options Purchased - 0.30%
Bakkt Holdings, Inc.
	12/2021	25.00	82,733	53	59,890
	12/2021	30.00	85,855	55	89,650
Five9, Inc.
	12/2021	145.00	1,394,834	98	82,810
	12/2021	150.00	1,565,630	110	128,700
	12/2021	155.00	227,728	16	23,840
TOTAL PUT OPTIONS PURCHASED (Cost $278,397)					384,890
TOTAL PURCHASED OPTIONS (Cost $554,306)					728,478
Total Investments - 104.22% (Cost $128,244,216)					133,729,399
Liabilities in Excess of Other Assets - (4.22%)(i)					(5,415,990)
NET ASSETS - 100.00%					$128,313,409

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Portfolio Footnotes

(a)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2021, the aggregate fair market value of those securities was $45,217,824, representing 35.24% of net assets.

(b)  Non-income-producing security.

(c)  Underlying security for a written/purchased call/put option.

(d)  Restricted securities (including private placements) – The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,783,599 or 1.39% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bakkt Holdings, Inc.	10/06/2021	$293,140
Fast Capital LLC	08/18/2020	23,591
Fuse LLC	06/19/2020	52,176
Fuse Sponsor Capital, Z2 Shares	06/19/2020	5,226
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	04/28/2021	—
Moneylion, Inc.	09/14/2021	1,868,733
Stryve Foods, Inc.	07/09/2021	291,910
UpHealth, Inc.	05/25/2021	83,400
Total		$2,618,176

(e)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2021, these securities had a total value of $5,216,242 or 4.07% of net assets.

(f)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2021, the total fair market value of these securities was $5,542,156, representing 4.32% of net assets.

(g)  Less than 0.005% of net assets.

(h)  Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.

(i)  Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (15.69%)
Commercial Services - (0.48%)
Bakkt Holdings, Inc.	(4,747)	$(74,101)
Square, Inc., Class A	(2,587)	(538,950)
		(613,051)
Construction Materials - (0.06%)
Forterra, Inc.	(3,048)	(72,512)
Electronics - (0.73%)
II-VI, Inc.	(14,985)	(937,012)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - (15.69%) (Continued)
Entertainment - (0.13%)
Cineplex, Inc.	(3,228)	$(29,615)
Penn National Gaming, Inc.	(2,755)	(141,139)
		(170,754)
Internet - (1.23%)
Zendesk, Inc.	(15,420)	(1,574,536)
Machinery - Diversified - (0.29%)
Valmet Oyj	(9,150)	(375,648)
Semiconductors - (10.07%)
Advanced Micro Devices, Inc.	(81,577)	(12,919,350)
Transportation - (2.70%)
Canadian Pacific Railway Ltd.	(49,579)	(3,472,017)
TOTAL COMMON STOCKS (Proceeds $15,100,583)		(20,134,880)
TOTAL SECURITIES SOLD SHORT (Proceeds $15,100,583)		$(20,134,880)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Bakkt Holdings, Inc.	12/2021	$40.00	$(82,733)	(53)	$(1,192)
Dicerna Pharmaceuticals, Inc.	01/2022	40.00	(406,707)	(107)	(2,943)
TOTAL WRITTEN CALL OPTIONS (Premiums received $39,601)					(4,135)
TOTAL WRITTEN OPTIONS (Premiums received $39,601)					$(4,135)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Goldman Sachs & Co./ Monthly	Equiniti Group Plc	Paid 1 Month SONIA Plus 95 bps (0.995%)	05/10/2022	$—	$—	$—	GBP	451,084	$—
Goldman Sachs & Co./ Monthly	Sanne Group Plc	Paid 1 Month SONIA Plus 45 bps (0.496%)	06/16/2022	—	—	—	GBP	453,682	—
Goldman Sachs & Co./ Monthly	GCP Student Living Plc	Paid 1 Month SONIA Plus 47 bps (0.516%)	07/16/2022	—	—	—	GBP	282,407	—
Goldman Sachs & Co./ Monthly	Meggitt Plc	Paid 1 Month SONIA Plus 55 bps (0.596%)	08/04/2022	—	—	—	GBP	994,204	—
Goldman Sachs & Co./ Monthly	CNP Assurance	Paid 1 Week ESTR Plus 55 bps (0.000%)	11/02/2022	—	—	—	EUR	1,400,842	—
Goldman Sachs & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month JIBAR Plus 150 bps (4.992%)	11/18/2022	—	—	—	ZAR	4,770,211	—
Morgan Stanley & Co./ Monthly	S&P Global, Inc.	Received 1 Month- Federal Rate Minus 40 bps
		(-0.320%)	08/08/2023	—	—	—	USD	9,286,866	—

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Vici Properties, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	08/08/2023	$—	$—	$—	USD	1,188,966	$—
Morgan Stanley & Co./ Monthly	Goldman Sachs Group, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	08/18/2023	—	—	—	USD	1,467,954	—
Morgan Stanley & Co./ Monthly	iShares Russell 2000 ETF	Received 1 Month- Federal Rate Minus 88 bps (-0.800%)	08/18/2023	—	—	—	USD	523,172	—
Morgan Stanley & Co./ Monthly	NortonLifeLock, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-0.320%)	08/18/2023	—	—	—	USD	50,048	—
Morgan Stanley & Co./ Monthly	Distell Group Holdings Ltd.	Paid 1 Month SABOR Plus 125 bps (4.590%)	11/17/2023	—	—	—	ZAR	1,738,046	—
						$—			$—

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	2,407,188	AUD	3,279,000	Morgan Stanley & Co.	12/15/2021	$69,434
CAD	33,800	USD	26,449	Morgan Stanley & Co.	12/15/2021	13
USD	1,945,664	CAD	2,440,400	Morgan Stanley & Co.	12/15/2021	35,073
EUR	55,800	USD	62,996	Morgan Stanley & Co.	12/15/2021	315
USD	6,565,224	EUR	5,554,200	Morgan Stanley & Co.	12/15/2021	263,404
USD	2,138,640	GBP	1,581,400	Morgan Stanley & Co.	12/15/2021	35,031
SEK	439,700	USD	48,480	Morgan Stanley & Co.	12/15/2021	313
USD	1,129,923	SEK	9,759,500	Morgan Stanley & Co.	12/15/2021	46,942
						$450,525
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	142,400	USD	103,081	Morgan Stanley & Co.	12/15/2021	$(1,557)
CAD	264,100	USD	209,967	Morgan Stanley & Co.	12/15/2021	(3,205)
EUR	3,234,600	USD	3,792,123	Morgan Stanley & Co.	12/15/2021	(122,131)
USD	109,062	EUR	96,600	Morgan Stanley & Co.	12/15/2021	(542)
GBP	248,400	USD	336,715	Morgan Stanley & Co.	12/15/2021	(6,289)
SEK	431,700	USD	49,490	Morgan Stanley & Co.	12/15/2021	(1,586)
USD	66,214	SEK	602,100	Morgan Stanley & Co.	12/15/2021	(599)
						$(135,909)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	15.50%
Australia	2.17%
Sweden	1.87%
Canada	1.42%
France	1.17%
Republic of Korea	1.02%
Netherlands	0.68%
Bermuda	0.52%
Belgium	0.47%
Czech Republic	0.42%
Finland	0.32%
Italy	0.18%
Austria	0.00	%(b)
United States	78.48%
Liabilities in Excess of Other Assets	(4.22)%
	100.00%

(a)  These percentages represent long positions only and are not net of short positions.

(b)  Less than 0.005% of net assets.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

ESTR - Euro Short-term Rate

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

JIBAR - Johannesburg Interbank Agreed Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SABOR - South African Benchmark Overnight Rate

SEK - Swedish krona

SONIA - Sterling OverNight Index Average

S&P - Standard & Poor's

USD - United States Dollar

ZAR - South African rand

The following table summarizes the Water Island Event-Driven Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2021:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$3,025,198	$—	$—	$3,025,198
Auto Parts & Equipment	1,388,471	—	—	1,388,471
Biotechnology	2,921,135	—	—	2,921,135
Chemicals	5,039,307	—	—	5,039,307
Commercial Services	14,531,936	—	—	14,531,936
Computers & Computer Services	1,459,400	—	—	1,459,400
Construction Materials	1,334,976	—	—	1,334,976
Diversified Financial Services	771,293	—	—	771,293
Electric	2,270,604	—	—	2,270,604
Electronics	4,263,800	—	—	4,263,800
Engineering & Construction	1,983,836	—	—	1,983,836
Entertainment	212,234	—	—	212,234

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Food	$2,440,815	$—	$—	$2,440,815
Healthcare - Products	4,302,996	—	—	4,302,996
Healthcare - Services	6,028,430	—	—	6,028,430
Home Furnishings	652,535	—	—	652,535
Insurance	8,632,808	—	—	8,632,808
Internet	477,131	—	—	477,131
Lodging	264,530	—	—	264,530
Machinery - Diversified	4,605,407	—	—	4,605,407
Real Estate Investment Trusts	13,802,289	—	—	13,802,289
Retail	660,774	—	—	660,774
Semiconductors	13,647,702	—	—	13,647,702
Software	18,238,591	—	5,322,506	23,561,097
Telecommunications	2,462,076	—	—	2,462,076
Transportation	5,672,327	—	—	5,672,327
Water	1,498,216	—	—	1,498,216
Rights	—	67,803	—	67,803
Corporate Bonds**	—	1,327,837	—	1,327,837
Convertible Corporate Bonds**	—	3,265,804	—	3,265,804
Warrants	67,346	—	—	67,346
Preferred Stocks
Entertainment	—	141,158	—	141,158
Private Investments	—	—	219,650	219,650
Purchased Options	728,478	—	—	728,478
TOTAL	$123,384,641	$4,802,602	$5,542,156	$133,729,399
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$450,525	$—	$450,525
Equity Swaps	0	0	—	0
Liabilities
Common Stocks**	(20,134,880)	—	—	(20,134,880)
Written Options	(4,135)	—	—	(4,135)
Forward Foreign Currency Exchange Contracts	—	(135,909)	—	(135,909)
TOTAL	$(20,139,015)	$314,616	$—	$(19,824,399)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2021:

Investments in Securities	Balance as of May 31, 2021	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2021
Common Stocks	$6,055,654	$247,381	$(120,283)	$1,512,151	$(2,372,397)	$—	$—	$5,322,506	$107,467
Rights	43,889	81,275	(3,858)	—	(121,306)	—	—	—	—
Convertible Corporate Bonds	1,081,737	—	55,939	—	—	—	(1,137,676)	—	—
Private Investments	79,400	—	139,984	266	—	—	—	219,650	139,984
Total	$7,260,680	$328,656	$71,782	$1,512,417	$(2,493,703)	$—	$(1,137,676)	$5,542,156	$247,451

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2021:

Investments in Securities	Fair Value at November 30, 2021	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$5,322,506	Deal Value, Liquidation Value	Final determination on Dissent, Final Liquidation Value	$23.02-$41	$33.07
Private Investments	219,650	Cost, Model Driven	Cost, Model Price	$1, $3.07-$4.05	$1, $3.19

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio Information

November 30, 2021 (Unaudited)

Performance^ (annualized returns as of November 30, 2021)

	One Year	Five Year	Ten Year	Since Inception*
Water Island Credit Opportunities Fund, Class R	3.06%	3.48%	N/A	2.92%
Water Island Credit Opportunities Fund, Class I	3.33%	3.74%	N/A	3.16%
Water Island Credit Opportunities Fund, Class A**	-0.32%	2.80%	N/A	2.46%
ICE BofA 3-Month Treasury Bill Index	0.05%	1.15%	N/A	0.68%
Bloomberg US Aggregate Bond Index	-1.15%	3.65%	N/A	2.75%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com. This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^ After sales charge.

* Class R and Class I inception: 10/1/12; Class A inception: 6/1/13. The "Since Inception" returns for securities indices are for the inception date of Class R and Class I shares.

** Class A shares are subject to a maximum front-end sales load of 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000 purchased without a front-end sales charge and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I and Class A are 1.77%, 1.52% and 1.77%, respectively. The Adviser has contractually agreed to limit the total annual operating expenses of the Fund, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities so they do not exceed 1.23%, 0.98% and 1.23% for Class R, Class I and Class A, respectively. The agreement remains in effect until September 30, 2022, unless terminated earlier by the Board of Trustees. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE BofA U.S. 3-Month Treasury Bill Index (formerly named, ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index) tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2021

Water Island Credit Opportunities Fund  Portfolio Information (continued)

November 30, 2021 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the Water Island Credit Opportunities Fund investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: If a large percentage of mergers or event-driven investment opportunities taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments

November 30, 2021 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 3.60%
Chemicals - 0.55%
Zep Inc., 2017 1st Lien Term Loan, Variable Rate, (3 mo. USD LIBOR plus 4.00%)	08/12/2024	5.000%	$725,393	$717,051
Computers & Computer Services - 3.05%
NeuStar Inc., 2018 Term Loan B4, TBD(a)	08/08/2024	TBD	4,000,000	4,005,000
TOTAL BANK LOANS (Cost $4,727,444)				4,722,051
CORPORATE BONDS - 66.41%
Aerospace & Defense - 1.29%
Boeing Co. (The)(b)	05/01/2050	5.805%	1,250,000	1,686,013
Banks - 0.78%
CIT Group, Inc.	08/01/2023	5.000%	50,000	52,750
Truist Bank, Variable Rate, (3 mo. USD LIBOR plus 0.65%)	03/15/2028	0.766%	1,000,000	969,502
				1,022,252
Chemicals - 5.17%
Kraton Polymers LLC / Kraton Polymers Capital Corp.(c)	12/15/2025	4.250%	3,028,000	3,126,410
Tronox, Inc.(c)	05/01/2025	6.500%	3,500,000	3,661,875
				6,788,285
Commercial Services - 6.77%
Jaguar Holding Co. II / PPD Development LP(c)	06/15/2028	5.000%	2,500,000	2,678,125
Modulaire Global Finance Plc(c)	02/15/2023	8.000%	3,425,000	3,474,662
RR Donnelley & Sons Co.(c)	11/01/2026	6.125%	2,500,000	2,736,700
				8,889,487
Computers & Computer Services - 0.86%
Dell International LLC / EMC Corp.	10/01/2026	4.900%	1,000,000	1,129,490
Construction Materials - 1.34%
Forterra Finance LLC / FRTA Finance Corp.(c)	07/15/2025	6.500%	1,663,000	1,756,544
Distribution/Wholesale - 1.51%
KAR Auction Services, Inc.(c)(d)	06/01/2025	5.125%	2,000,000	1,985,000

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 66.41% (Continued)
Entertainment - 1.17%
Scientific Games International, Inc.(c)(d)	10/15/2025	5.000%	$1,500,000	$1,539,375
Food - 10.30%
B&G Foods, Inc.(b)(d)	04/01/2025	5.250%	1,500,000	1,522,500
Chobani LLC / Chobani Finance Corp., Inc.(b)(c)	04/15/2025	7.500%	4,097,000	4,235,274
Fresh Market, Inc. (The)(c)	05/01/2023	9.750%	6,088,000	6,247,810
US Foods, Inc.(b)(c)	04/15/2025	6.250%	1,451,000	1,510,055
				13,515,639
Hand/Machine Tools - 2.38%
Werner FinCo LP / Werner FinCo, Inc.(b)(c)	07/15/2025	8.750%	3,000,000	3,127,500
Healthcare - Products - 3.74%
Hill-Rom Holdings, Inc.(b)(c)	09/15/2027	4.375%	4,736,000	4,912,878
Machinery - Diversified - 3.54%
JPW Industries Holding Corp.(c)	10/01/2024	9.000%	2,000,000	2,085,000
Welbilt, Inc.(b)	02/15/2024	9.500%	2,500,000	2,556,250
				4,641,250
Media - 3.92%
Cengage Learning, Inc.(b)(c)	06/15/2024	9.500%	1,000,000	1,010,000
Meredith Corp.	02/01/2026	6.875%	4,000,000	4,137,520
				5,147,520
Office/Business Equip - 2.15%
Xerox Holdings Corp.(c)	08/15/2025	5.000%	2,745,000	2,820,488
Oil & Gas - 2.43%
Par Petroleum LLC / Par Petroleum Finance Corp.(c)	12/15/2025	7.750%	3,190,000	3,190,000
Packaging & Containers - 2.98%
LABL, Inc.(b)(c)	07/15/2026	6.750%	2,500,000	2,562,500
LABL, Inc.(c)	07/15/2027	10.500%	1,293,000	1,351,185
				3,913,685
Pipelines - 1.11%
Enable Midstream Partners LP(b)	05/15/2024	3.900%	1,250,000	1,311,833
Enable Midstream Partners LP	05/15/2028	4.950%	125,000	139,281
				1,451,114

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 66.41% (Continued)
Real Estate Investment Trusts - 1.59%
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(c)	02/15/2025	7.875%	$2,000,000	$2,091,240
Retail - 2.03%
Golden Nugget, Inc.(c)	10/15/2024	6.750%	2,645,000	2,658,225
Software - 6.63%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(b)(c)	03/01/2025	5.750%	2,000,000	2,006,990
Dun & Bradstreet Corp. (The)(b)(c)	02/15/2027	10.250%	2,000,000	2,125,000
Granite Merger Sub 2, Inc.(c)	07/15/2027	11.000%	4,000,000	4,565,000
				8,696,990
Telecommunications - 3.37%
Cincinnati Bell, Inc.(c)
	07/15/2024	7.000%	2,300,000	2,340,250
	10/15/2025	8.000%	2,000,000	2,080,000
				4,420,250
Transportation - 1.35%
GasLog Ltd.	03/22/2022	8.875%	1,748,000	1,774,220
TOTAL CORPORATE BONDS (Cost $86,683,690)				87,157,445
CONVERTIBLE CORPORATE BONDS - 27.63%
Aerospace & Defense - 2.29%
Kaman Corp.(b)	05/01/2024	3.250%	3,000,000	3,004,500
Auto Manufacturers - 0.87%
Lightning eMotors, Inc.(c)	05/15/2024	7.500%	1,370,000	1,150,178
Computers & Computer Services - 1.47%
Pure Storage, Inc.(b)	04/15/2023	0.125%	1,500,000	1,931,550
Diversified Financial Services - 1.11%
WisdomTree Investments, Inc.(c)	06/15/2026	3.250%	1,500,000	1,456,875
Entertainment - 0.40%
Cineplex, Inc.(c)	09/30/2025	5.750%	567,000	522,885
Healthcare - Services - 0.63%
UpHealth, Inc.(c)	06/15/2026	6.250%	951,000	823,094

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 14.71% (Continued)
Internet - 6.01%
fuboTV, Inc.(c)	02/15/2026	3.250%	$2,500,000	$2,150,509
Twitter, Inc.	06/15/2024	0.250%	1,500,000	1,636,866
Zendesk, Inc.	06/15/2025	0.625%	3,500,000	4,098,500
				7,885,875
Pharmaceuticals - 6.26%
Dermira, Inc.	05/15/2022	3.000%	1,938,000	1,952,535
Flexion Therapeutics, Inc.	05/01/2024	3.375%	4,249,000	4,227,755
Paratek Pharmaceuticals, Inc.(b)	05/01/2024	4.750%	2,250,000	2,038,275
				8,218,565
Software - 6.06%
Nuance Communications, Inc.	12/15/2035	1.000%	1,000,000	2,293,455
Kaleyra, Inc.(c)	06/01/2026	6.125%	1,900,000	1,926,322
Five9, Inc.	06/01/2025	0.500%	3,000,000	3,735,225
				7,955,002
Telecommunications - 2.53%
Vonage Holdings Corp.	06/01/2024	1.750%	2,500,000	3,319,871
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $35,197,105)				36,268,395

	Shares	Value
WARRANTS(e) - 0.06%
Auto Manufacturers - 0.06%
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025(f)	53,913	$75,478
TOTAL WARRANTS (Cost $0)		75,478
PREFERRED STOCKS - 0.95%
Real Estate Investment Trusts - 0.95%
Monmouth Real Estate Investment Corp., Series C	50,000	1,250,500
TOTAL PREFERRED STOCKS (Cost $1,268,710)		1,250,500

See Notes to Financial Statements.

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Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(e) - 0.20%
Call Options Purchased - 0.08%
B&G Foods, Inc.	01/2022	$30.00	$451,950	150	$19,500
Diversey Holdings Ltd.	12/2021	17.50	171,340	130	1,950
KAR Auction Services, Inc.	01/2022	17.50	322,285	215	7,525
Par Pacific Holdings, Inc.	12/2021	17.50	243,720	180	1,350
Scientific Games Corp.
	12/2021	95.00	767,040	120	3,000
	01/2022	85.00	639,200	100	10,500
SPDR S&P 500 ETF Trust
	12/2021	475.00	5,694,500	125	10,625
	01/2022	480.00	9,111,200	200	53,200
TOTAL CALL OPTIONS PURCHASED (Cost $249,716)					107,650
Put Options Purchased - 0.12%
Invesco QQQ Trust Series 1	12/2021	375.00	19,691,000	500	157,250
TOTAL PUT OPTIONS PURCHASED (Cost $190,421)					157,250
TOTAL PURCHASED OPTIONS (Cost $440,137)					264,900

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 6.89%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.026	%(g)	4,518,146	$4,518,146
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.063	%(g)	4,518,145	4,518,145
				9,036,291
TOTAL SHORT-TERM INVESTMENTS (Cost $9,036,291)				9,036,291
Total Investments - 105.74% (Cost $137,353,377)				138,775,060
Liabilities in Excess of Other Assets - (5.74%)(h)				(7,531,499)
NET ASSETS - 100.00%				$131,243,561

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Portfolio Footnotes

(a)  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(b)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2021, the aggregate fair market value of those securities was $27,543,346, representing 20.99% of net assets.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2021, these securities had a total value of $79,907,949 or 60.89% of net assets.

(d)  Underlying security for a written/purchased call/put option.

(e)  Non-income-producing security.

(f)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,478 or 0.06% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	04/28/2021	$—
Total		$—

(g)  Rate shown is the 7-day effective yield as of November 30, 2021.

(h)  Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (8.70%)
Aerospace & Defense - (0.19%)
Kaman Corp.	(6,900)	$(255,300)
Chemicals - (0.02%)
Diversey Holdings Ltd.	(2,000)	(26,360)
Computers & Computer Services - (0.88%)
Pure Storage, Inc., Class A	(37,100)	(1,148,987)
Distribution/Wholesale - (0.07%)
KAR Auction Services, Inc.	(6,000)	(89,940)
Diversified Financial Services - (0.20%)
WisdomTree Investments, Inc.	(42,100)	(258,494)
Entertainment - (0.23%)
Cineplex, Inc.	(33,300)	(305,512)
Food - (0.24%)
B&G Foods, Inc.	(10,600)	(319,378)

See Notes to Financial Statements.

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Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (8.70%) (Continued)
Internet - (2.18%)
fuboTV, Inc.	(15,133)	$(296,909)
Twitter, Inc.	(13,400)	(588,796)
Zendesk, Inc.	(19,300)	(1,970,723)
		(2,856,428)
Oil & Gas - (0.02%)
Par Pacific Holdings, Inc.	(2,160)	(29,246)
Pharmaceuticals - (0.09%)
Paratek Pharmaceuticals, Inc.	(27,450)	(115,839)
Software - (3.17%)
Five9, Inc.	(14,500)	(2,063,785)
Nuance Communications, Inc.	(37,700)	(2,091,973)
		(4,155,758)
Telecommunications - (1.41%)
Vonage Holdings Corp.	(89,700)	(1,849,614)
TOTAL COMMON STOCKS (Proceeds $10,849,364)		(11,410,856)

	Maturity Date	Rate	Principal Amount	Value
U.S. TREASURY & GOVERNMENT AGENCIES - (2.64%)
Sovereign - (2.64%)
U.S. Treasury Bond	02/15/2050	2.000%	$(1,240,000)	$(1,295,606)
U.S. Treasury Note	02/28/2025	1.125%	(1,080,000)	(1,087,383)
U.S. Treasury Note	04/30/2026	0.750%	(1,100,000)	(1,082,727)
				(3,465,716)
TOTAL U.S. TREASURY & GOVERNMENT AGENCIES (Proceeds $3,628,232)				(3,465,716)
TOTAL SECURITIES SOLD SHORT (Proceeds $14,477,596)				$(14,876,572)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
Invesco QQQ Trust Series 1	12/2021	$360.00	$(19,691,000)	(500)	$(77,750)
TOTAL WRITTEN PUT OPTIONS (Premiums received $104,949)					(77,750)
TOTAL WRITTEN OPTIONS (Premiums received $104,949)					$(77,750)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	SPDR Bloomberg High Yield Bond ETF	Received 1 Month- Federal Rate Minus 328 bps (-3.230%)	08/18/2023	$—	$—	$—	USD	1,484,937	$—
Morgan Stanley & Co./ Monthly	iShares iBoxx $ Investment Grade Corporate Bond ETF	Received 1 Month- Federal Rate Minus 138 bps (-1.330%)	08/18/2023	—	—	—	USD	1,476,966	—
						$—			$—

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	90,300	USD	70,662	Morgan Stanley & Co.	12/15/2021	$34
USD	521,137	CAD	657,800	Morgan Stanley & Co.	12/15/2021	6,145
						$6,179
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	332,000	USD	264,605	Morgan Stanley & Co.	12/15/2021	$(4,682)
USD	24,656	CAD	31,600	Morgan Stanley & Co.	12/15/2021	(84)
						$(4,766)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	2.65%
Greece	1.35%
Canada	0.40%
United States	101.34%
Liabilities in Excess of Other Assets	(5.74)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

See Notes to Financial Statements.

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Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

Plc - Public Limited Company

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipt

TBD - To Be Determined

USD - United States Dollar

The following table summarizes the Water Island Credit Opportunities Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2021:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$4,722,051	$—	$4,722,051
Corporate Bonds**	—	87,157,445	—	87,157,445
Convertible Corporate Bonds**	—	36,268,395	—	36,268,395
Warrants	75,478	—	—	75,478
Preferred Stocks**	1,250,500	—	—	1,250,500
Purchased Options	264,900	—	—	264,900
Short-Term Investments	9,036,291	—	—	9,036,291
TOTAL	$10,627,169	$128,147,891	$—	$138,775,060
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$6,179	$—	$6,179
Equity Swaps	0	—	—	0
Liabilities
Common Stocks**	(11,410,856)	—	—	(11,410,856)
U.S. Treasury & Government Agencies	—	(3,465,716)	—	(3,465,716)
Written Options	(77,750)	—	—	(77,750)
Forward Foreign Currency Exchange Contracts	—	(4,766)	—	(4,766)
TOTAL	$(11,488,606)	$(3,464,303)	$—	$(14,952,909)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2021 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2021:

Investments in Securities	Balance as of May 31, 2021	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Amortization Premium/ Discount	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2021
Convertible Corporate Bonds	$1,668,592	$—	$—	$86,360	$—	$—	$—	$—	$(1,754,952)	$—	$—
Total	$1,668,592	$—	$—	$86,360	$—	$—	$—	$—	$(1,754,952)	$—	$—

See Notes to Financial Statements.

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This Page Intentionally Left Blank

The Arbitrage Funds

	Arbitrage Fund	Water Island Event-Driven Fund
ASSETS
Investments:
At cost of unaffiliated investments	$1,498,647,024	$128,244,216
At cost of affiliated investments	$60,632,644	$—
At fair value of unaffiliated investments (Note 2)	$1,548,656,784	$133,729,399
At fair value of affiliated investments (Note 2)	$72,791,125	$—
Cash	—	410,635
Cash denominated in foreign currency (Cost $340,468, $27,534 and $0)	340,468	27,549
Deposits with brokers for securities sold short (Note 2)	218,585,455	21,908,535
Segregated cash for collateral (Note 2)	229,919	1,297,007
Receivable for investment securities sold	16,365,814	465,501
Receivable for capital shares sold	3,707,693	62,753
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	7,436,358	450,525
Dividends and interest receivable	995,589	119,243
Prepaid expenses	47,078	29,193
Total Assets	1,869,156,283	158,500,340
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $159,504,546, $15,100,583 and $14,477,596)	199,970,015	20,134,880
Due to bank	475,355	—
Written options, at value (Note 2) (premiums received $216,325, $39,601 and $104,949)	35,457	4,135
Line of credit payable (Note 4)	—	7,500,000
Payable for investment securities purchased	23,476,240	2,096,829
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	1,817,659	135,909
Payable for capital shares redeemed	1,693,742	43,618
Payable to Adviser (Note 5)	1,354,146	114,683
Payable to Distributor (Note 5)	43,061	2,278
Payable to Administrator (Note 5)	90,185	23,988
Payable to Transfer Agent (Note 5)	104,053	18,168
Payable to Custodian	51,135	26,966
Interest expense payable	180,496	23,139
Payable for swap reset	249,171	21,580
Audit and legal fees payable	67,617	18,159
Payable to Trustees	36,742	3,873
Chief Compliance Officer Fees payable (Note 5)	73,943	6,471
Chief Financial Officer Fees payable (Note 5)	5,145	934
Other accrued expenses and liabilities	30,941	11,321
Total Liabilities	229,755,103	30,186,931
NET ASSETS	$1,639,401,180	$128,313,409
NET ASSETS CONSIST OF:
Paid-in capital	1,613,577,695	171,893,977
Distributable earnings (Accumulated loss)	25,823,485	(43,580,568)
NET ASSETS	$1,639,401,180	$128,313,409

See Notes to Financial Statements.

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  Statement of Assets and Liabilities

November 30, 2021 (Unaudited)

Water Island Credit Opportunities Fund
ASSETS
Investments:
At cost of unaffiliated investments	$137,353,377
At cost of affiliated investments	$—
At fair value of unaffiliated investments (Note 2)	$138,775,060
At fair value of affiliated investments (Note 2)	$—
Cash	1
Cash denominated in foreign currency (Cost $340,468, $27,534 and $0)	—
Deposits with brokers for securities sold short (Note 2)	12,959,594
Segregated cash for collateral (Note 2)	1,633,088
Receivable for investment securities sold	2,008,698
Receivable for capital shares sold	219,319
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	6,179
Dividends and interest receivable	1,775,887
Prepaid expenses	41,206
Total Assets	157,419,032
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $159,504,546, $15,100,583 and $14,477,596)	14,876,572
Due to bank	—
Written options, at value (Note 2) (premiums received $216,325, $39,601 and $104,949)	77,750
Line of credit payable (Note 4)	—
Payable for investment securities purchased	10,762,490
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	4,766
Payable for capital shares redeemed	281,550
Payable to Adviser (Note 5)	64,464
Payable to Distributor (Note 5)	1,997
Payable to Administrator (Note 5)	29,073
Payable to Transfer Agent (Note 5)	5,858
Payable to Custodian	9,428
Interest expense payable	19,905
Payable for swap reset	4,766
Audit and legal fees payable	17,250
Payable to Trustees	2,130
Chief Compliance Officer Fees payable (Note 5)	6,007
Chief Financial Officer Fees payable (Note 5)	763
Other accrued expenses and liabilities	10,702
Total Liabilities	26,175,471
NET ASSETS	$131,243,561
NET ASSETS CONSIST OF:
Paid-in capital	131,797,385
Distributable earnings (Accumulated loss)	(553,824)
NET ASSETS	$131,243,561

Semi-Annual Report | November 30, 2021

The Arbitrage Funds

	Arbitrage Fund	Water Island Event-Driven Fund
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$97,841,541	$9,284,788
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,681,958	850,310
Net asset value and offering price per share	$12.74	$10.92
CLASS I SHARES:
Net assets applicable to Class I shares	$1,483,896,220	$116,746,261
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	112,113,426	10,590,561
Net asset value and offering price per share	$13.24	$11.02
CLASS C SHARES:
Net assets applicable to Class C shares	$17,395,871	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,465,740	—
Net asset value and offering price per share(a)	$11.87	$—
CLASS A SHARES:
Net assets applicable to Class A shares	$40,267,548	$2,282,360
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,168,243	209,288
Net asset value and offering price per share(a)	$12.71	$10.91
Maximum offering price per share (NAV/(100% — maximum sales charge))	$13.07	$11.28
Maximum sales charge	2.75%	3.25%

(a)  Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.

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  Statement of Assets and Liabilities

November 30, 2021 (Unaudited)

Water Island Credit Opportunities Fund
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$9,655,795
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	956,083
Net asset value and offering price per share	$10.10
CLASS I SHARES:
Net assets applicable to Class I shares	$121,479,831
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,084,676
Net asset value and offering price per share	$10.05
CLASS C SHARES:
Net assets applicable to Class C shares	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—
Net asset value and offering price per share(a)	$—
CLASS A SHARES:
Net assets applicable to Class A shares	$107,935
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,732
Net asset value and offering price per share(a)	$10.06
Maximum offering price per share (NAV/(100% — maximum sales charge))	$10.40
Maximum sales charge	3.25%

Semi-Annual Report | November 30, 2021

The Arbitrage Funds

	Arbitrage Fund	Water Island Event-Driven Fund
INVESTMENT INCOME
Dividend income	$9,255,317	$384,298
Foreign taxes withheld on dividends	(360,467)	(10,235)
Interest income	366,152	125,711
Total Investment Income	9,261,002	499,774
EXPENSES
Investment advisory fees (Note 5)	8,638,754	737,554
Distribution and service fees (Note 5)
Class R	123,674	12,127
Class C	90,308	—
Class A	47,875	1,704
Administrative fees (Note 5)	182,026	31,865
Chief Compliance Officer fees (Note 5)	91,939	7,281
Trustees' fees	134,877	13,504
Dividend expense	46,447	—
Interest rebate expense	600,030	66,167
Transfer agent fees (Note 5)	688,810	73,662
Custodian and bank service fees	94,966	45,616
Registration and filing fees	47,146	25,251
Printing of shareholder reports	52,450	8,640
Professional fees	99,827	15,519
Line of credit interest expense (Note 4)	2,068	10,517
Insurance expense	30,052	2,355
Chief Financial Officer fees (Note 5)	29,688	5,630
Other expenses	40,504	10,519
Total Expenses	11,041,441	1,067,911
Fees waived and/or reimbursed by the Adviser, Class R (Note 5)	(28,107)	(861)
Fees waived and/or reimbursed by the Adviser, Class I (Note 5)	(420,800)	(10,888)
Fees waived and/or reimbursed by the Adviser, Class C (Note 5)	(5,130)	—
Fees waived and/or reimbursed by the Adviser, Class A (Note 5)	(10,881)	(122)
Net Expenses	10,576,523	1,056,040
NET INVESTMENT INCOME (LOSS)	(1,315,521)	(556,266)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	34,473,069	2,770,769
Purchased option contracts	2,599,996	236,178
Swap contracts	(18,225,236)	(1,725,274)
Securities sold short	(8,568,589)	(1,331,747)
Written option contracts	1,202,383	122,078
Forward currency contracts	1,693,012	219,121
Foreign currency transactions (Note 8)	(415,036)	(12,445)

See Notes to Financial Statements.

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  Statement of Operations

For the Six Months Ended November 30, 2021 (Unaudited)

Water Island Credit Opportunities Fund
INVESTMENT INCOME
Dividend income	$38,816
Foreign taxes withheld on dividends	—
Interest income	1,807,166
Total Investment Income	1,845,982
EXPENSES
Investment advisory fees (Note 5)	570,574
Distribution and service fees (Note 5)
Class R	11,120
Class C	—
Class A	124
Administrative fees (Note 5)	45,536
Chief Compliance Officer fees (Note 5)	5,801
Trustees' fees	11,038
Dividend expense	4,233
Interest rebate expense	42,340
Transfer agent fees (Note 5)	54,880
Custodian and bank service fees	12,860
Registration and filing fees	39,611
Printing of shareholder reports	9,450
Professional fees	14,196
Line of credit interest expense (Note 4)	2,344
Insurance expense	1,449
Chief Financial Officer fees (Note 5)	5,240
Other expenses	9,923
Total Expenses	840,719
Fees waived and/or reimbursed by the Adviser, Class R (Note 5)	(14,191)
Fees waived and/or reimbursed by the Adviser, Class I (Note 5)	(177,617)
Fees waived and/or reimbursed by the Adviser, Class C (Note 5)	—
Fees waived and/or reimbursed by the Adviser, Class A (Note 5)	(159)
Net Expenses	648,752
NET INVESTMENT INCOME (LOSS)	1,197,230
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	845,684
Purchased option contracts	53,621
Swap contracts	(60,620)
Securities sold short	(537,771)
Written option contracts	51,341
Forward currency contracts	454
Foreign currency transactions (Note 8)	(147)

Semi-Annual Report | November 30, 2021

The Arbitrage Funds

	Arbitrage Fund	Water Island Event-Driven Fund
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	$(20,673,025)	$(48,391)
Affiliated investments	(3,038,468)	—
Securities sold short	(43,466,818)	(5,926,515)
Foreign currency transactions (Note 8)	13,994	(1,412)
Purchased option contracts	2,773,530	324,214
Written option contracts	180,868	35,466
Forward currency contracts	7,765,608	530,566
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES	(43,684,712)	(4,807,392)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(45,000,233)	$(5,363,658)

See Notes to Financial Statements.

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  Statement of Operations

For the Six Months Ended November 30, 2021 (Unaudited)

Water Island Credit Opportunities Fund
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	$(1,263,551)
Affiliated investments	—
Securities sold short	869,158
Foreign currency transactions (Note 8)	(182)
Purchased option contracts	(95,999)
Written option contracts	27,522
Forward currency contracts	13,092
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES	(97,398)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,099,832

Semi-Annual Report | November 30, 2021

The Arbitrage Funds

	Arbitrage Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM OPERATIONS
Net investment income (loss)	$(1,315,521)	$1,889,199
Net realized gains (losses) from:
Unaffiliated investments	34,473,069	182,484,017
Purchased option contracts	2,599,996	2,387,236
Swap contracts	(18,225,236)	(59,667,677)
Securities sold short	(8,568,589)	(109,802,820)
Written option contracts	1,202,383	119,130
Forward currency contracts	1,693,012	(4,756,529)
Foreign currency transactions	(415,036)	(681,188)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(20,673,025)	81,360,181
Affiliated investments	(3,038,468)	9,433,047
Securities sold short	(43,466,818)	10,863,412
Foreign currency transactions	13,994	4,136
Purchased option contracts	2,773,530	(1,354,350)
Written option contracts	180,868	—
Forward currency contracts	7,765,608	(5,032,588)
Net increase (decrease) in net assets resulting from operations	(45,000,233)	107,245,206
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings, Class R	—	(5,828,800)
Distributions from distributable earnings, Class I	—	(77,238,670)
Distributions from distributable earnings, Class C(a)	—	(1,172,789)
Distributions from distributable earnings, Class A	—	(1,718,463)
Decrease in net assets from distributions to shareholders	—	(85,958,722)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	250,457,395	601,365,070
Shares issued in reinvestment of distributions	—	66,859,378
Payments for shares redeemed	(163,941,676)	(471,800,936)
Net increase (decrease) in net assets from capital share transactions	86,515,719	196,423,512
TOTAL INCREASE (DECREASE) IN NET ASSETS	41,515,486	217,709,996
NET ASSETS
Beginning of period	1,597,885,694	1,380,175,698
End of period	$1,639,401,180	$1,597,885,694

(a)  Effective April 27, 2021, Class C shares of the Event-Driven Fund were converted to
Class I shares of the Fund, and Class C was abolished.

See Notes to Financial Statements.

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  Statement of Changes in Net Assets

	Water Island Event-Driven Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM OPERATIONS
Net investment income (loss)	$(556,266)	$(308,619)
Net realized gains (losses) from:
Unaffiliated investments	2,770,769	21,481,075
Purchased option contracts	236,178	(5,551)
Swap contracts	(1,725,274)	(3,277,975)
Securities sold short	(1,331,747)	(9,159,552)
Written option contracts	122,078	36,803
Forward currency contracts	219,121	(312,861)
Foreign currency transactions	(12,445)	24,732
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(48,391)	5,133,104
Affiliated investments	—	—
Securities sold short	(5,926,515)	2,228,494
Foreign currency transactions	(1,412)	866
Purchased option contracts	324,214	(156,778)
Written option contracts	35,466	—
Forward currency contracts	530,566	(357,496)
Net increase (decrease) in net assets resulting from operations	(5,363,658)	15,326,242
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings, Class R	—	—
Distributions from distributable earnings, Class I	—	(250,689)
Distributions from distributable earnings, Class C(a)	—	—
Distributions from distributable earnings, Class A	—	(1,490)
Decrease in net assets from distributions to shareholders	—	(252,179)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	11,718,938	28,932,531
Shares issued in reinvestment of distributions	—	243,637
Payments for shares redeemed	(14,635,547)	(15,135,964)
Net increase (decrease) in net assets from capital share transactions	(2,916,609)	14,040,204
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,280,267)	29,114,267
NET ASSETS
Beginning of period	136,593,676	107,479,409
End of period	$128,313,409	$136,593,676

Semi-Annual Report | November 30, 2021

The Arbitrage Funds  Statement of Changes in Net Assets

	Water Island Credit Opportunities Fund
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM OPERATIONS
Net investment income (loss)	$1,197,230	$1,843,661
Net realized gains (losses) from:
Unaffiliated Investments	845,684	3,994,378
Purchased option contracts	53,621	655,253
Swap contracts	(60,620)	(376,581)
Securities sold short	(537,771)	(3,042,868)
Written option contracts	51,341	166,314
Forward currency contracts	454	(24,429)
Foreign currency transactions	(147)	(1,681)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	(1,263,551)	3,306,710
Securities sold short	869,158	(637,868)
Foreign currency transactions	(182)	87
Purchased option contracts	(95,999)	(342,137)
Written option contracts	27,522	7,644
Forward currency contracts	13,092	(11,679)
Net increase (decrease) in net assets resulting from operations	1,099,832	5,536,804
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings, Class R	(128,978)	(69,080)
Distributions from distributable earnings, Class I	(1,752,757)	(1,867,325)
Distributions from distributable earnings, Class C(b)	—	(10,822)
Distributions from distributable earnings, Class A	(1,436)	(2,060)
Decrease in net assets from distributions to shareholders	(1,883,171)	(1,949,287)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	31,253,697	60,332,486
Shares issued in reinvestment of distributions	1,809,215	1,946,010
Payments for shares redeemed	(7,464,004)	(20,726,297)
Net increase (decrease) in net assets from capital share transactions	25,598,908	41,552,199
TOTAL INCREASE (DECREASE) IN NET ASSETS	24,815,569	45,139,716
NET ASSETS
Beginning of period	106,427,992	61,288,276
End of period	$131,243,561	$106,427,992

(b)  Effective April 27, 2021, Class C shares of the Credit Opportunities Fund were converted to Class I shares of the Fund, and Class C was abolished.

See Notes to Financial Statements.

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This Page Intentionally Left Blank

Arbitrage Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2021		Year Ended May 31,
	(Unaudited)		2021		2020	2019		2018		2017
Net asset value, beginning of period	$13.11		$13.04		$12.92	$12.65		$13.06		$12.78
Income (loss) from investment operations
Net investment income (loss)(a)	(0.02)		(0.01	)(c)	(0.05)	(0.03	)(c)	0.05		(0.13	)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.35)		0.97		0.44	0.52		(0.01	)(c)	0.53	(d)
Total from investment operations	(0.37)		0.96		0.39	0.49		0.04		0.40
Less distributions
From net investment income	—		—		—	(0.06)		(0.09)		—
From net realized gains	—		(0.89)		(0.27)	(0.16)		(0.36)		(0.12)
Total distributions	—		(0.89)		(0.27)	(0.22)		(0.45)		(0.12)
Proceeds from redemption fees collected	—		—		—	—		0.00	(e)	0.00	(e)
Net asset value, end of period	$12.74		$13.11		$13.04	$12.92		$12.65		$13.06
Total return(f)	(2.82	%)(g)	7.58%		3.07%	3.89%		0.31%		3.17%
Net assets, end of period (in 000s)	$97,842		$97,909		$98,715	$163,349		$222,309		$340,353
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	1.57	%(i)	1.64%		1.66%	1.94%		1.91%		1.87	%(b)
Net expenses after advisory fees waived and expenses reimbursed(h)(j)	1.51	%(i)	1.58%		1.63%	1.93%		1.90%		1.87	%(b)
Net investment income (loss)	(0.31	%)(i)	(0.08	%)(c)	(0.36%)	(0.20	%)(c)	0.41%		(1.00	%)(b)
Portfolio turnover rate	96	%(g)	300%		273%	419%		362%		363%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Not annualized.

(h)  Dividend expense totaled 0.01% (annualized), 0.00%, 0.15%, 0.46%, 0.42%, and 0.36% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.11%, 0.01%, 0.00%, 0.01, and 0.03% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(i)  Annualized.

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.43% (annualized), 1.47%, 1.47%, 1.47%, 1.47%, and 1.48% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Arbitrage Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2021		Year Ended May 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.60		$13.47	$13.32	$13.03	$13.46	$13.13
Income (loss) from investment operations
Net investment income (loss)(a)	(0.01)		0.02	(0.02)	0.01	0.05	(0.10	)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.35)		1.00	0.45	0.54	0.01	0.55	(c)
Total from investment operations	(0.36)		1.02	0.43	0.55	0.06	0.45
Less distributions
From net investment income	—		—	(0.01)	(0.10)	(0.13)	—
From net realized gains	—		(0.89)	(0.27)	(0.16)	(0.36)	(0.12)
Total distributions	—		(0.89)	(0.28)	(0.26)	(0.49)	(0.12)
Proceeds from redemption fees collected	—		—	—	—	0.00 (d)	0.00	(d)
Net asset value, end of period	$13.24		$13.60	$13.47	$13.32	$13.03	$13.46
Total return(e)	(2.72	%)(f)	7.87%	3.27%	4.21%	0.50%	3.47%
Net assets, end of period (in 000s)	$1,483,896		$1,449,309	$1,243,838	$1,546,542	$1,510,598	$1,492,094
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.32	%(h)	1.39%	1.41%	1.69%	1.66%	1.62	%(b)
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.26	%(h)	1.33%	1.38%	1.68%	1.65%	1.62	%(b)
Net investment income (loss)	(0.13	%)(h)	0.16%	(0.13%)	0.06%	0.35%	(0.76	%)(b)
Portfolio turnover rate	96	%(f)	300%	273%	419%	362%	363%

See Notes to Financial Statements.

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  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Dividend expense totaled 0.01% (annualized), 0.00%, 0.15%, 0.46%, 0.42%, and 0.36% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.11%, 0.01%, 0.00%, 0.01%, and 0.03% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.18% (annualized), 1.22%, 1.22%, 1.22%, 1.22%, and 1.23% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Arbitrage Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2021		Year Ended May 31,
	(Unaudited)		2021		2020	2019		2018		2017
Net asset value, beginning of period	$12.26		$12.34		$12.34	$12.12		$12.54		$12.37
Income (loss) from investment operations
Net investment loss(a)	(0.07)		(0.10	)(b)	(0.14)	(0.12	)(b)	(0.07	)(b)	(0.22	)(c)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.32)		0.91		0.41	0.50		0.01		0.51	(d)
Total from investment operations	(0.39)		0.81		0.27	0.38		(0.06)		0.29
Less distributions
From net investment income	—		—		—	—		(0.00	)(e)	—
From net realized gains	—		(0.89)		(0.27)	(0.16)		(0.36)		(0.12)
Total distributions	—		(0.89)		(0.27)	(0.16)		(0.36)		(0.12)
Net asset value, end of period	$11.87		$12.26		$12.34	$12.34		$12.12		$12.54
Total return(f)(g)	(3.18	%)(h)	6.77%		2.24%	3.11%		(0.45%)		2.38%
Net assets, end of period (in 000s)	$17,396		$18,043		$19,860	$19,050		$22,917		$26,900
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	2.32	%(j)	2.39%		2.41%	2.69%		2.66%		2.62	%(c)
Net expenses after advisory fees waived and expenses reimbursed(i)(k)	2.26	%(j)	2.33%		2.38%	2.68%		2.65%		2.62	%(c)
Net investment loss	(1.06	%)(j)	(0.85	%)(b)	(1.16%)	(0.94	%)(b)	(0.56%)		(1.76	%)(c)
Portfolio turnover rate	96	%(h)	300%		273%	419%		362%		363%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(h)  Not annualized.

(i)  Dividend expense totaled 0.01% (annualized), 0.00%, 0.15%, 0.46%, 0.42%, and 0.36% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.11%, 0.01%, 0.00%, 0.01%, and 0.03% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(j)  Annualized.

(k)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.18% (annualized), 2.22%, 2.22%, 2.22%, 2.22%, and 2.23% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Arbitrage Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2021		Year Ended May 31,
	(Unaudited)		2021		2020	2019		2018	2017
Net asset value, beginning of period	$13.08		$13.01		$12.90	$12.63		$13.07	$12.79
Income (loss) from investment operations
Net investment income (loss)(a)	(0.04)		—	(b)	(0.05)	(0.02	)(d)	— (b)	(0.13	)(c)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.33)		0.96		0.43	0.52		0.02	0.53	(e)
Total from investment operations	(0.37)		0.96		0.38	0.50		0.02	0.40
Less distributions
From net investment income	—		—		—	(0.07)		(0.10)	—
From net realized gains	—		(0.89)		(0.27)	(0.16)		(0.36)	(0.12)
Total distributions	—		(0.89)		(0.27)	(0.23)		(0.46)	(0.12)
Net asset value, end of period	$12.71		$13.08		$13.01	$12.90		$12.63	$13.07
Total return(f)(g)	(2.83	%)(h)	7.60%		3.00%	3.94%		0.21%	3.17%
Net assets, end of period (in 000s)	$40,268		$32,624		$17,762	$18,341		$16,740	$10,012
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	1.57	%(j)	1.64%		1.66%	1.94%		1.91%	1.87	%(c)
Net expenses after advisory fees waived and expenses reimbursed(i)(k)	1.51	%(j)	1.58%		1.63%	1.93%		1.90%	1.87	%(c)
Net investment loss	(0.54	%)(j)	(0.03	%)(d)	(0.40%)	(0.19	%)(d)	(0.01%)	(1.02	%)(c)
Portfolio turnover rate	96	%(h)	300%		273%	419%		362%	363%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(d)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(h)  Not annualized.

(i)  Dividend expense totaled 0.01% (annualized), 0.00%, 0.15%, 0.46%, 0.42%, and 0.36% of average net assets for the six months ended November 30, 2021, and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.11%, 0.01%, 0.00%, 0.01%, and 0.03% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(j)  Annualized.

(k)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.43% (annualized), 1.47%, 1.47%, 1.47%, 1.47%, and 1.48% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Event-Driven Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2021		Year Ended May 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.38		$9.97	$9.47	$9.46	$9.34	$8.98
Income (loss) from investment operations
Net investment income (loss)(a)	(0.06)		(0.05)	0.01	0.07	0.06	(0.04	)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.40)		1.46	0.51	0.08	0.09	0.40	(c)
Total from investment operations	(0.46)		1.41	0.52	0.15	0.15	0.36
Less distributions
From net investment income	—		—	(0.02)	(0.14)	(0.03)	—
Total distributions	—		—	(0.02)	(0.14)	(0.03)	—
Proceeds from redemption fees collected	—		—	—	—	0.00 (d)	0.00	(d)
Net asset value, end of period	$10.92		$11.38	$9.97	$9.47	$9.46	$9.34
Total return(e)	(4.04	%)(f)	14.14%	5.49%	1.60%	1.56%	4.01%
Net assets, end of period (in 000s)	$9,285		$10,116	$7,694	$30,423	$45,383	$70,277
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.82	%(h)	1.98%	2.11%	2.58%	2.59%	2.56	%(b)
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.80	%(h)	1.89%	1.83%	2.18%	2.16%	2.26%
Net investment income (loss)	(1.02	%)(h)	(0.51%)	0.09%	0.70%	0.58%	(0.45	%)(b)
Portfolio turnover rate	101	%(f)	320%	397%	504%	421%	409%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Dividend expense totaled 0.00% (annualized), 0.01%, 0.13%, 0.46%, 0.44%, and 0.53% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively. Interest rebate expense and line of credit interest expense totaled 0.11% (annualized), 0.19%, 0.01%, 0.03%, 0.03, and 0.04% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69%, and 1.69% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Event-Driven Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2021		Year Ended May 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.47		$10.05	$9.54	$9.53	$9.43	$9.04
Income (loss) from investment operations
Net investment income (loss)(a)	(0.05)		(0.03)	0.02	0.09	0.04	(0.02	)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.40)		1.48	0.53	0.09	0.12	0.41	(c)
Total from investment operations	(0.45)		1.45	0.55	0.18	0.16	0.39
Less distributions
From net investment income	—		(0.03)	(0.04)	(0.17)	(0.06)	—
Total distributions	—		(0.03)	(0.04)	(0.17)	(0.06)	—
Proceeds from redemption fees collected	—		—	—	—	0.00 (d)	0.00	(d)
Net asset value, end of period	$11.02		$11.47	$10.05	$9.54	$9.53	$9.43
Total return(e)	(4.01	%)(f)	14.51%	5.83%	1.88%	1.69%	4.31%
Net assets, end of period (in 000s)	$116,746		$125,093	$99,069	$92,710	$103,001	$68,272
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.57	%(h)	1.73%	1.86%	2.33%	2.34%	2.31	%(b)
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.55	%(h)	1.64%	1.58%	1.93%	1.91%	2.01%
Net investment income (loss)	(0.80	%)(h)	(0.24%)	0.20%	0.92%	0.46%	(0.22	%)(b)
Portfolio turnover rate	101	%(f)	320%	397%	504%	421%	409%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Dividend expense totaled 0.00% (annualized), 0.01%, 0.13%, 0.46%, 0.44%, and 0.53% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively. Interest rebate expense and line of credit interest expense totaled 0.11% (annualized), 0.19%, 0.01%, 0.03%, 0.03%, and 0.04% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.44%, 1.44%, 1.44%, 1.44%, and 1.44% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Event-Driven Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2021		Year Ended May 31,
	(Unaudited)		2021	2020		2019	2018	2017
Net asset value, beginning of period	$11.36		$9.97	$9.46		$9.46	$9.35	$8.98
Income (loss) from investment operations
Net investment income (loss)(a)	(0.10)		(0.06)	(0.00	)(c)	0.06	0.04	(0.05	)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.35)		1.46	0.53		0.08	0.10	0.42	(d)
Total from investment operations	(0.45)		1.40	0.53		0.14	0.14	0.37
Less distributions
From net investment income	—		(0.01)	(0.02)		(0.14)	(0.03)	—
Total distributions	—		(0.01)	(0.02)		(0.14)	(0.03)	—
Net asset value, end of period	$10.91		$11.36	$9.97		$9.46	$9.46	$9.35
Total return(e)(f)	(4.05	%)(g)	14.20%	5.62%		1.56%	1.49%	4.12%
Net assets, end of period (in 000s)	$2,282		$1,384	$347		$799	$701	$810
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	1.82	%(i)	2.00%	2.11%		2.58%	2.59%	2.56	%(b)
Net expenses after advisory fees waived and expenses reimbursed(h)(j)	1.80	%(i)	1.91%	1.83%		2.18%	2.16%	2.26%
Net investment income (loss)	(1.84	%)(i)	(0.59%)	0.02%		0.65%	0.41%	(0.53	%)(b)
Portfolio turnover rate	101	%(g)	320%	397%		504%	421%	409%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(c)  Amount rounds to less than $0.01 per share.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(g)  Not annualized.

(h)  Dividend expense totaled 0.00% (annualized), 0.01%, 0.13%, 0.46%, 0.44%, and 0.53% of average net assets for the six months ended November 30, 2021, and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively. Interest rebate expense and line of credit interest expense totaled 0.11% (annualized), 0.21%, 0.01%, 0.03%, 0.03%, and 0.04% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(i)  Annualized.

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69%, and 1.69% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Credit Opportunities Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2021		Year Ended May 31,
	(Unaudited)		2021	2020	2019		2018	2017
Net asset value, beginning of period	$10.16		$9.64	$9.70	$9.77		$9.67	$9.69
Income (loss) from investment operations
Net investment income(a)	0.09		0.22	0.24	0.31		0.20	0.23	(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	—		0.54	(0.01)	(0.07)		0.12	0.01
Total from investment operations	0.09		0.76	0.23	0.24		0.32	0.24
Less distributions
From net investment income	(0.15)		(0.24)	(0.29)	(0.31)		(0.22)	(0.26)
Total distributions	(0.15)		(0.24)	(0.29)	(0.31)		(0.22)	(0.26)
Proceeds from redemption fees collected	—		—	—	—		—	0.00	(c)
Net asset value, end of period	$10.10		$10.16	$9.64	$9.70		$9.77	$9.67
Total return(d)	0.77	%(e)	8.09%	2.46%	2.55%		3.21%	2.58%
Net assets, end of period (in 000s)	$9,656		$7,553	$3,673	$7,845		$9,533	$11,935
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.63	%(g)	1.77%	1.96%	2.10	%(h)	2.27%	1.96	%(b)
Net expenses after advisory fees waived and expenses reimbursed(f)(i)	1.31	%(g)	1.32%	1.35%	1.59	%(h)	1.95%	1.66%
Net investment income	1.76	%(g)	2.20%	2.48%	3.18	%(h)	2.09%	2.34	%(b)
Portfolio turnover rate	79	%(e)	147%	175%	221%		314%	211%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.01% (annualized), 0.01%, 0.07%, 0.29%, 0.42%, and 0.16% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.08%, 0.05%, 0.01%, 0.03%, and 0.00% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(g)  Annualized.

(h)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 1.23% for Class R shares. Prior to August 6, 2018, the expense limitation had been 1.50%.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.23%, 1.23%, 1.29%, 1.50%, and 1.50% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Credit Opportunities Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2021		Year Ended May 31,
	(Unaudited)		2021	2020	2019		2018	2017
Net asset value, beginning of period	$10.12		$9.60	$9.65	$9.73		$9.65	$9.67
Income (loss) from investment operations
Net investment income(a)	0.10		0.24	0.26	0.34		0.23	0.25	(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.01)		0.55	0.01 (c)	(0.08)		0.11	0.02
Total from investment operations	0.09		0.79	0.27	0.26		0.34	0.27
Less distributions
From net investment income	(0.16)		(0.27)	(0.32)	(0.34)		(0.26)	(0.29)
Total distributions	(0.16)		(0.27)	(0.32)	(0.34)		(0.26)	(0.29)
Net asset value, end of period	$10.05		$10.12	$9.60	$9.65		$9.73	$9.65
Total return(d)	0.89	%(e)	8.29%	2.82%	2.70%		3.61%	2.78%
Net assets, end of period (in 000s)	$121,480		$98,777	$56,869	$49,795		$36,207	$44,159
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.38	%(g)	1.52%	1.71%	1.85	%(h)	2.02%	1.71	%(b)
Net expenses after advisory fees waived and expenses reimbursed(f)(i)	1.06	%(g)	1.07%	1.10%	1.32	%(h)	1.70%	1.41%
Net investment income	2.01	%(g)	2.44%	2.73%	3.51	%(h)	2.34%	2.62	%(b)
Portfolio turnover rate	79	%(e)	147%	175%	221%		314%	211%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.01% (annualized), 0.01%, 0.07%, 0.29%, 0.42%, and 0.16% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.08%, 0.05%, 0.01%, 0.03%, and 0.00% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(g)  Annualized.

(h)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 0.98% for Class I shares. Prior to August 6, 2018, the expense limitation had been 1.25%.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 0.98% (annualized), 0.98%, 0.98%, 1.02%, 1.25%, and 1.25% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

Water Island Credit Opportunities Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2021		Year Ended May 31,
	(Unaudited)		2021	2020	2019		2018	2017
Net asset value, beginning of period	$10.12		$9.60	$9.65	$9.73		$9.66	$9.67
Income (loss) from investment operations
Net investment income(a)	0.09		0.22	0.23	0.31		0.17	0.23	(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	—		0.54	0.01 (c)	(0.08)		0.14	0.02
Total from investment operations	0.09		0.76	0.24	0.23		0.31	0.25
Less distributions
From net investment income	(0.15)		(0.24)	(0.29)	(0.31)		(0.24)	(0.26)
Total distributions	(0.15)		(0.24)	(0.29)	(0.31)		(0.24)	(0.26)
Net asset value, end of period	$10.06		$10.12	$9.60	$9.65		$9.73	$9.66
Total return(d)(e)	0.87	%(f)	8.02%	2.56%	2.45%		3.10%	2.58%
Net assets, end of period (in 000s)	$108		$97	$88	$121		$153	$107
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.63	%(h)	1.77%	1.96%	2.10	%(i)	2.27%	1.96	%(b)
Net expenses after advisory fees waived and expenses reimbursed(g)(j)	1.31	%(h)	1.32%	1.35%	1.58	%(i)	1.95%	1.66%
Net investment income	1.76	%(h)	2.21%	2.37%	3.24	%(i)	1.81%	2.35	%(b)
Portfolio turnover rate	79	%(f)	147%	175%	221%		314%	211%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Not annualized.

(g)  Dividend expense totaled 0.01% (annualized), 0.01%, 0.07%, 0.29%, 0.42%, and 0.16% of average net assets for the six months ended November 30, 2021, and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively. Interest rebate expense and line of credit interest expense totaled 0.07% (annualized), 0.08%, 0.05%, 0.01%, 0.03%, and 0.00% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(h)  Annualized.

(i)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 1.23% for Class A shares. Prior to August 6, 2018, the expense limitation had been 1.50%.

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.23%, 1.23%, 1.28%, 1.50%, and 1.50% of average net assets for the six months ended November 30, 2021 and the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2021

The Arbitrage Funds  Notes to Financial Statements

November 30, 2021 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the "Trust") is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The three series presently authorized are the Arbitrage Fund (the "Arbitrage Fund"), the Water Island Event-Driven Fund (the "Event-Driven Fund") and the Water Island Credit Opportunities Fund (the "Credit Opportunities Fund"), each a "Fund" and collectively the "Funds". The Arbitrage Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Event-Driven Fund is a non-diversified series of the Trust. The Funds' investments are managed by Water Island Capital, LLC (the "Adviser").

Commencement of Operations
Fund	Class R shares	Class I shares	Class C shares	Class A shares
Arbitrage Fund	September 18, 2000	October 17, 2003	June 1, 2012	June 1, 2013
Event-Driven Fund	October 1, 2010	October 1, 2010	N/A	June 1, 2013
Credit Opportunities Fund	October 1, 2012	October 1, 2012	N/A	June 1, 2013

The investment objective of the Arbitrage Fund is to seek to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to seek to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations, or other special situations. The investment objective of the Credit Opportunities Fund is to seek to provide current income and capital growth by investing primarily in debt securities impacted by catalysts and events such as mergers, acquisitions, debt maturities, refinancings, regulatory changes, recapitalizations, reorganizations, restructurings, and other special situations.

The Arbitrage Fund's four classes of shares, Class R, Class I, Class C and Class A, and the Event-Driven Fund's and Credit Opportunities Fund's three classes of shares, Class R, Class I and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution and servicing fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund's average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution and servicing fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.75% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Class A shares of the Event-Driven Fund and the Credit Opportunities Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000 purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Financial Services — Investment Companies.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2021 (Unaudited)

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform, which provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions which are affected by reference rate reform if certain criteria are met. Such provisions are elective and apply to all entities as of March 12, 2020 through December 31, 2022, subject to meeting certain criteria, that have transactions that reference the London Interbank Offered Rate ("LIBOR") or another reference rate that are discontinued because of reference rate reform. ASU 2020-04 had no impact on the Funds during the current reporting period.

In October 2020, FASB issued Accounting Standards Update No. 2020-08 ("ASU 2020-08"), "Receivables — Nonrefundable Fees and Other Costs (Codification Improvements Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities". ASU 2020-08 is an update of ASU No. 2017-08, which amends the amortization period of certain purchased callable debt securities held at a premium. ASU 2020-08 updates the amortization period for callable debt securities to be amortized to the next call date. For purposes of this update, the next call date is the first date when a call option at a specified price becomes exercisable. Once that date has passed, the next call date is when the next call option at a specified price becomes exercisable, if applicable. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. ASU 2020-08 had no impact on the Funds during the current reporting period.

In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide quotations needed to sustain the LIBOR rate, which means that the LIBOR rate may no longer be published after 2021. The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It's possible that a subset of LIBOR settings will be published after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted, and market practices become settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the

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The Arbitrage Funds  Notes to Financial Statements (continued)

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security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate their net asset value ("NAV"), the Funds will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date will be valued at last bid if held long, and last ask if held short. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents, if available. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Single name swap agreements are valued based on the underlying terms of the agreement. Other swap agreements (such as baskets of securities) are valued daily based on the terms of the swap agreement as provided by an independent third party or the counterparty. If a third-party valuation is not available, these other swap agreements are valued based on the valuation provided by the counterparty.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Pricing Committee, which is under the supervision of the Board. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority

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to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the six months ended November 30, 2021, there were no significant changes to the Funds' fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in each Fund's Portfolio of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Unfunded Commitments — The Arbitrage Fund, Event-Driven Fund and the Credit Opportunities Fund invest in private investment in public entity (PIPE) agreements with sponsors of special purpose acquisition companies (SPACs). The Funds expect to fulfill these unfunded commitments through the use of liquid investments. As of November 30, 2021, the Fund's unfunded commitments are as follows:

Fund	Issuer	Shares	Unfunded Commitment Amount	Unfunded Commitment Value	Unrealized Appreciation/ Depreciation
Arbitrage Fund	Fast Acquisition Corp.	166,290	$1,666,290	$1,666,290	$0
Event-Driven Fund	Fast Acquisition Corp.	28,196	$281,960	$281,960	$0

Share Valuation and Redemption Fees — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of each Fund is equal to the net asset value per share. The Trust does not impose a redemption fee on the sale of a Fund's shares.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

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Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statements of Operations.

Collateral — The Funds maintain a margin account with a broker that is used to hold proceeds received from short sales as well as daily mark-to-market adjustments. The balance is shown in the Statement of Assets and Liabilities as 'Deposits with brokers for securities sold short'. Further, both short sales and swap contracts require the Funds to maintain additional collateral with the broker/counterparty and to pledge assets or cash which is held in a segregated tri-party account. Securities pledged as collateral are designated in the Schedule of Investments and cash collateral as 'Segregated cash for collateral' in the Statement of Assets and Liabilities.

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds' investment objectives not only permit the Funds to purchase investment securities, but they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of their exposure to various foreign currencies.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent a Fund invests in securities of small and medium capitalization companies, it may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher

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yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

The extent of the impact of the novel coronavirus ("COVID-19") outbreak on the financial performance of the Funds continues to depend on developments, including duration and spread of the outbreak, related advisories and restrictions, and the impact of COVID-19 on the financial markets and the overall economy, all of which are highly uncertain and cannot be predicted. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund's ability to achieve its investment objective. If the financial markets and/or the overall economy continue to be impacted for an extended period of time, the Funds' results of operations may be materially adversely affected.

Risk of Investing in Derivatives: The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2021 (Unaudited)

by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Options held by the Funds at November 30, 2021 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2021, the Funds engaged in option writing/purchasing to limit volatility and correlation and to create income and optionality. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the Schedule of Investments.

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Funds at November 30, 2021 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2021, the Funds entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the Options Writing/Purchasing section above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund's ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Warrants/rights held by the Funds at November 30, 2021 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2021, the Funds held warrants/rights as a result of receiving them from completed deals, and to participate in investment opportunities.

Swaps: Certain Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly

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at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, a particular security, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund's counterparty on the swap agreement becomes the CCP.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually an identified reference rate such as the Secured Overnight Financing Rate ("SOFR") or the federal funds rate, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The Funds will typically enter into agreements based on either long or short exposure to underlying equities. To help mitigate against default risk by the counterparties these agreements are reset monthly, with cashflows exchanged based on the change in the value of the underlying equity from either the opening price or the last reset price, netted against the interest leg of the swap.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund's portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund's current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2021 (Unaudited)

contract. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on management's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at November 30, 2021 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2021, the Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund entered into swap agreements to gain efficient exposure to underlying equities.

Fair Value of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts

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posted by the Funds or any counterparty on the Statement of Assets and Liabilities. The fair value of derivative instruments for the Funds as of November 30, 2021, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Arbitrage Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$7,436,358	Unrealized depreciation on forward foreign currency exchange contracts	$1,817,659
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	6,503,528		—
Equity Contracts (written option contracts)		—	Written options, at value	35,457
		$13,939,886		$1,853,116
Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Event-Driven Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$450,525	Unrealized depreciation on forward foreign currency exchange contracts	$135,909
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	728,478		—
Equity Contracts (written option contracts)		—	Written options, at value	4,135
		$1,179,003		$140,044

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2021 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Credit Opportunities Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$6,179	Unrealized depreciation on forward foreign currency exchange contracts	$4,766
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	264,900		—
Equity Contracts (written option contracts)		—	Written options, at value	77,750
		$271,079		$82,516

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The effect of derivative instruments on the Funds' Statement of Operations for the six months ended November 30, 2021, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Arbitrage Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$1,693,012	$7,765,608
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(18,225,236)	—
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	2,599,996	2,773,530
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	1,202,383	180,868
		$(12,729,845)	$10,720,006

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2021 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Event-Driven Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$219,121	$530,566
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(1,725,274)	—
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	236,178	324,214
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	122,078	35,466
		$(1,147,897)	$890,246

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Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Credit Opportunities Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$454	$13,092
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(60,620)	—
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	53,621	(95,999)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	51,341	27,522
		$44,796	$(55,385)

Volume of derivative instruments held by the Funds during the six months ended November 30, 2021, was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Arbitrage Fund
Swap Contracts	Notional Quantity	$419,785,376
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(131,899,905)
Purchased Option Contracts	Contracts	16,250
Written Option Contracts	Contracts	(947)
Derivative Type	Unit of Measurement	Monthly Average
Event-Driven Fund
Swap Contracts	Notional Quantity	$36,615,268
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(8,783,591)
Purchased Option Contracts	Contracts	1,451
Written Option Contracts	Contracts	(104)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2021 (Unaudited)

Derivative Type	Unit of Measurement	Monthly Average
Credit Opportunities Fund
Swap Contracts	Notional Quantity	$6,012,090
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(263,830)
Purchased Option Contracts	Contracts	1,039
Written Option Contracts	Contracts	(152)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Funds held financial instruments such as equity swaps that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2021. At November 30, 2021, there was no unrealized appreciation or depreciation on these instruments held by the Funds. All other derivative contracts held by the Funds were not subject to netting agreements.

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Payment-in-kind securities have the option at each interest payment date of making interest payments in cash or additional debt securities. Any interest accrued on payment-in-kind securities is recorded as interest income on an accrual basis. Distributions from real estate investment trusts ("REITs") may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Arbitrage Fund and Event-Driven Fund. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Credit Opportunities Fund.

Cash — The Funds may invest a portion of their assets in cash or cash items. These cash items and other high-quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers' acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of November 30, 2021, cash held by the Funds represented cash held at a third-party custodian.

Allocation Between Classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2021 (Unaudited)

specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the six months ended November 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the six months ended November 30, 2021. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2021, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Purchases	$1,713,421,605	$130,998,476	$117,545,740
Sales and Maturities	1,406,874,558	127,835,577	89,286,895

During the six months ended November 30, 2021, cost of purchases and proceeds from sales and maturities of U.S. government securities for the Credit Opportunities Fund were as follows:

Credit Opportunities Fund
Purchases	$279,348
Sales	0

4. LINE OF CREDIT

The Trust, on behalf of the Funds, entered into an agreement which enables the Funds to participate in a $100,000,000 unsecured uncommitted revolving line of credit (the "Uncommitted Line") with State Street Bank and Trust Company (the "Custodian"). Borrowings under the Uncommitted Line are made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. The Uncommitted Line has an upfront fee of $30,000, is held available on a discretionary demand basis and may be terminated by the Custodian or the Trust at any time for any or no reason. Such fees are included in the custodian bank and service fees on the Statements of Operations. Interest on the Uncommitted Line is charged to the Funds based on their borrowing at a rate equal to the higher of (a) the federal funds rate plus 1.35% and (b) the overnight bank funding rate plus 1.35%. For purposes of calculating the effective interest rate, if the federal funds rate or the overnight bank funding rate shall be less than zero, then such rate shall be deemed to be zero.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2021 (Unaudited)

For the six months ended November 30, 2021, the Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund had average borrowings of $8,500,000, $4,042,424 and $3,131,579, respectively, over a period of 6 days, 66 days and 19 days, respectively, at a weighted average interest rate of 1.46%, 1.44% and 1.43%, respectively. Interest expense on the line of credit for the Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund during the six months ended November 30, 2021 is shown as line of credit interest expense on the Statements of Operations. The Arbitrage Fund and the Credit Opportunities Fund had no outstanding borrowings at November 30, 2021. The Event-Driven Fund had outstanding borrowings of $7,500,000 at November 30, 2021.

5. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreements. Under each of the Investment Advisory Agreements, fees are computed and accrued daily and paid monthly. Under the Investment Advisory Agreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million, and 1.00% on its average daily net assets in excess of $500 million. Effective November 1, 2019, the Event-Driven Fund reduced the annual investment advisory fee to 1.10% based on the Event-Driven Fund's average daily net assets. Prior to November 1, 2019, under the Investment Advisory Agreement between the Adviser and the Event-Driven Fund dated September 27, 2010, the Event-Driven Fund paid the Adviser an annual fee of 1.25% based on the Event-Driven Fund's average daily net assets. Effective August 6, 2018, the Credit Opportunities Fund reduced the annual investment advisory fee to 0.95% on the first $250 million, 0.90% on the next $500 million, and 0.85% on its average daily net assets in excess of $750 million. Prior to August 6, 2018, under the Investment Advisory Agreement between the Adviser and the Credit Opportunities Fund dated October 1, 2012, the Credit Opportunities Fund paid an annual fee of 1.00% on the amount of the Credit Opportunities Fund's average daily net assets.

Under an Amended and Restated Expense Waiver and Reimbursement Agreement for each of Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund, the Adviser has contractually agreed to waive its advisory fee and/or reimburse the Funds' other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of the Funds' average daily net assets attributable to each share class as shown in the table below. The agreement remains in effect until September 30, 2022, unless terminated earlier by the Board of Trustees.

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Class R	1.69%	1.69%	1.23%
Class I	1.44%	1.44%	0.98%
Class C	2.44%	N/A	N/A
Class A	1.69%	1.69%	1.23%

The Adviser agreed not to charge the Arbitrage Fund an advisory fee on the portion of its assets invested in the Event-Driven Fund. This resulted in $464,918 of advisory fees being waived during the six months ended November 30, 2021.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2021 (Unaudited)

For the six months ended November 30, 2021, the aggregate net fee paid to the Adviser as a percentage of average net assets for the Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund was 1.00%, 1.08% and 0.63%, respectively.

The Adviser can recapture, with the exception of the advisory fees waived related to Arbitrage Fund's investment in the Event-Driven Fund, any waived amount from a Fund pursuant to the Amended and Restated Expense Waiver and Reimbursement Agreements if such recapture does not cause the Fund to exceed the expense limitations in effect at the time the amounts were waived, the recapture does not cause the Fund to exceed the current expense limitation, and the recapture is done within three years after the date on which the expense was waived. During the six months ended November 30, 2021, the Adviser did not recapture any fees or expenses from the Funds.

As of November 30, 2021, the balances of waived expenses that are eligible for potential recapture for each Fund are as follows:

	Expiring May 31, 2022	Expiring May 31, 2023	Expiring May 31, 2024	Total
Event-Driven Fund
Class R	$150,425	$72,714	$7,526	$230,665
Class I	392,244	279,224	94,924	766,392
Class A	3,225	2,112	706	6,043
Credit Opportunities Fund
Class R	$35,953	$46,492	$14,935	$97,380
Class I	244,066	305,422	327,225	876,713
Class A	740	1,505	386	2,631

Administration Agreement

State Street Bank & Trust Company serves as the Trust's administrator pursuant to an Administration Agreement with the Trust.

Distribution Agreement

ALPS Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares. The Funds have adopted, with respect to their Class R, Class C shares and Class A shares, as applicable, a plan of distribution pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' Class R shares, Class C shares and Class A shares and for services provided to shareholders. The Plan is a "reimbursement" plan. This means that a Fund's Class R shares, Class C shares and Class A shares only pay the 12b-1 fee to the extent that the Adviser, the Distributor or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others. Under the distribution plan, a Fund may pay compensation to any broker-dealer with whom the Distributor or the Funds has entered into a contract to distribute Class R shares, Class C shares or Class A shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% for Class R shares, 0.75% for Class C shares and 0.25% for Class A shares, respectively, of the average daily net assets allocable to a Fund's Class R shares, Class C shares and Class A shares, respectively. In addition, the Plan permits

Semi-Annual Report | November 30, 2021

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2021 (Unaudited)

each Fund to make payments at an annual rate of up to 0.25% of the Fund's Class C shares for expenses incurred in connection with the provision of shareholder support or administrative services for the Fund's Class C shares.

During the six months ended November 30, 2021, the Arbitrage Fund's Class R shares and Class A shares incurred $123,674 and $47,875 in distribution expenses, respectively, and Class C shares incurred $90,308 in distribution and shareholder support expenses, all of which were used to compensate broker-dealers. During the six months ended November 30, 2021, the Event-Driven Fund's Class R shares and Class A shares incurred $12,127 and $1,704 in distribution expenses, respectively, all of which were used to compensate broker-dealers. During the six months ended November 30, 2021, the Credit Opportunities Fund's Class R shares and Class A shares incurred $11,120 and $124 in distribution expenses, respectively, all of which were used to compensate broker-dealers.

Chief Compliance Officer

Certain officers of the Trust are also officers of the Adviser. The Chief Compliance Officer ("CCO") of the Trust also serves as the CCO of the Adviser. Information related to the CCO Fees can be found in the Funds' Statements of Operations.

Chief Financial Officer

Foreside Management Services, LLC provides Chief Financial Officer ("CFO") services to the Trust. Foreside Management Services, LLC is compensated by the Trust under a Fund CFO/Treasurer Agreement.

Transfer Agent And Shareholder Services Agreement

DST Systems, Inc. ("DST") is the Funds' transfer agent, and per an agency agreement, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

6. AFFILIATED ISSUER TRANSACTIONS

A summary of affiliated transactions for the Arbitrage Fund for the six months ended November 30, 2021 follows:

Affiliated Issuer	Beginning Value as of May 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of November 30, 2021	Shares as of November 30, 2021	Dividend Income	Capital Gain Distributions
Water Island Event-Driven Fund	$75,829,593	$—	$—	$—	$(3,038,468)	$72,791,125	6,605,365	$—	$—

At November 30, 2021, Arbitrage Fund, an affiliated fund, owned 56.70% of Event-Driven Fund's shares.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2021 (Unaudited)

7. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021
Arbitrage Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	1,106,889	$14,305,255	2,414,150	$31,424,837
Shares issued in reinvestment of distributions	—	—	447,203	5,652,646
Payments for shares redeemed	(895,219)	(11,501,201)	(2,962,158)	(38,713,791)
Net increase/(decrease)	211,670	$2,804,054	(100,805)	$(1,636,308)
Arbitrage Fund - Class I
Proceeds from shares sold	16,579,573	$222,155,507	40,521,797	$546,153,766
Shares issued in reinvestment of distributions	—	—	4,521,559	59,232,426
Payments for shares redeemed	(11,009,209)	(147,076,435)	(30,859,800)	(420,193,242)
Net increase	5,570,364	$75,079,072	14,183,556	$185,192,950
Arbitrage Fund - Class C
Proceeds from shares sold	154,249	$1,854,594	349,823	$4,280,666
Shares issued in reinvestment of distributions	—	—	81,448	965,971
Payments for shares redeemed	(160,303)	(1,928,367)	(568,832)	(7,020,954)
Net decrease	(6,054)	$(73,773)	(137,561)	$(1,774,317)
Arbitrage Fund - Class A
Proceeds from shares sold	941,609	$12,142,039	1,499,981	$19,505,801
Shares issued in reinvestment of distributions	—	—	79,963	1,008,335
Payments for shares redeemed	(267,830)	(3,435,673)	(450,557)	(5,872,949)
Net increase	673,779	$8,706,366	1,129,387	$14,641,187

Semi-Annual Report | November 30, 2021

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2021 (Unaudited)

	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021
Event-Driven Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	39,200	$436,442	360,644	$3,964,990
Payments for shares redeemed	(78,148)	(868,413)	(243,218)	(2,630,326)
Net increase/(decrease)	(38,948)	$(431,971)	117,426	$1,334,664
Event-Driven Fund - Class I
Proceeds from shares sold	909,030	$10,226,897	2,077,590	$23,076,347
Shares issued in reinvestment of distributions	—	—	22,338	242,147
Payments for shares redeemed	(1,224,299)	(13,672,262)	(1,050,674)	(11,144,686)
Net increase/(decrease)	(315,269)	$(3,445,365)	1,049,254	$12,173,808
Event-Driven Fund - Class C(a)
Proceeds from shares sold	—	$—	5,355	$57,250
Payments for shares redeemed	—	—	(43,315)	(471,565)
Net increase/(decrease)	—	$—	(37,960)	$(414,315)
Event-Driven Fund - Class A
Proceeds from shares sold	95,938	$1,055,599	169,784	$1,833,944
Shares issued in reinvestment of distributions	—	—	139	1,490
Payments for shares redeemed	(8,494)	(94,872)	(82,907)	(889,387)
Net increase	87,444	$960,727	87,016	$946,047

(a)  Effective April 27, 2021, Class C shares of the Event-Driven Fund were converted to Class I shares of the Fund, and Class C was abolished.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2021 (Unaudited)

	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021
Credit Opportunities Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	259,971	$2,637,804	608,398	$6,154,299
Shares issued in reinvestment of distributions	12,713	128,760	6,834	68,562
Payments for shares redeemed	(59,801)	(606,835)	(252,856)	(2,494,718)
Net increase	212,883	$2,159,729	362,376	$3,728,143
Credit Opportunities Fund - Class I
Proceeds from shares sold	2,833,540	$28,606,218	5,413,326	$54,158,839
Shares issued in reinvestment of distributions	166,529	1,679,019	187,212	1,864,921
Payments for shares redeemed	(679,852)	(6,857,169)	(1,760,287)	(17,509,853)
Net increase	2,320,217	$23,428,068	3,840,251	$38,513,907
Credit Opportunities Fund - Class C(a)
Shares issued in reinvestment of distributions	—	$—	1,055	$10,467
Payments for shares redeemed	—	—	(69,621)	(705,444)
Net increase/(decrease)	—	$—	(68,566)	$(694,977)
Credit Opportunities Fund - Class A
Proceeds from shares sold	957	$9,675	1,919	$19,348
Shares issued in reinvestment of distributions	142	1,436	207	2,060
Payments for shares redeemed	—	—	(1,648)	(16,282)
Net increase	1,099	$11,111	478	$5,126

(a)  Effective April 27, 2021, Class C shares of the Credit Opportunities Fund were converted to Class I shares of the Fund, and Class C was abolished.

8. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses

Semi-Annual Report | November 30, 2021

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2021 (Unaudited)

arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

9. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. SECURITIES LENDING

To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower 102% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

The Funds may participate in a securities lending program under which the Funds' custodian, State Street Bank and Trust Company (the "Custodian") acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. Income received by the Funds in securities lending transactions during the six months ended November 30, 2021, if any, is net of fees retained by the securities lending agent and is reflected as securities lending income in the Statement of Operations. The Funds did not participate in securities lending during the six months ended November 30, 2021.

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund's intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2021 (Unaudited)

either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds' financial statement and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, investments in swaps, ordinary loss netting to reduce short-term capital gains, convertible bonds, non-deductible excise tax activity and partnership basis adjustments. These have no effect on the Funds' net assets or net asset value per share.

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Arbitrage Fund	$722	$(722)
Event-Driven Fund	57	(57)
Credit Opportunities Fund	—	—

The tax character of dividends and distributions declared and paid during the years ended May 31, 2021 and May 31, 2020 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Arbitrage Fund	5/31/2021	$85,958,483	$239	$85,958,722
	5/31/2020	21,844,119	12,763,361	34,607,480
Event-Driven Fund	5/31/2021	$252,179	$—	$252,179
	5/31/2020	519,956	—	519,956
Credit Opportunities Fund	5/31/2021	$1,949,287	$—	$1,949,287
	5/31/2020	1,899,815	—	1,899,815

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

As of May 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Undistributed ordinary income	$—	$—	$4,211
Accumulated capital gains/losses	8,434,598	—	—
Unrealized appreciation/(depreciation)	77,633,386	5,094,016	770,318
Capital loss carryover and late year ordinary loss deferrals	(15,244,266)	(43,310,926)	(545,014)
Total distributable earnings (accumulated loss)	$70,823,718	$(38,216,910)	$229,515

Semi-Annual Report | November 30, 2021

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2021 (Unaudited)

As of November 30, 2021, the cost and aggregate gross unrealized appreciation/(depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Aggregate Cost of Investments for Income Tax Purposes
Arbitrage Fund	$114,166,370	$(92,282,729)	$21,883,641	$1,399,558,797
Event-Driven Fund	11,356,537	(10,555,569)	800,968	113,104,032
Credit Opportunities Fund	4,596,959	(3,545,640)	1,051,319	122,770,832

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to dividends related to short securities, swap mark to market, wash sales, convertible bonds, straddle loss deferrals, partnership basis adjustments and forward contracts mark to market.

Capital Losses

As of May 31, 2021, the Event-Driven Fund had $31,098,748 of short term and $8,536,588 of long term capital loss carryforwards and the Credit Opportunities Fund had $223,478 of short term and $321,536 of long term capital loss carryforwards which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Event-Driven Fund utilized $11,939,757 of capital loss carryforwards and the Credit Opportunities Fund utilized $1,323,768 of capital loss carryforwards during the year ended May 31, 2021.

Late Year Losses

The Arbitrage Fund and Event-Driven Fund elected to defer to the period ending May 31, 2022 losses in the amount of $15,244,266 and $3,675,590, respectively.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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The Arbitrage Funds  Disclosure of Fund Expenses

November 30, 2021 (Unaudited)

As a shareholder of a mutual fund you incur two types of costs: transaction costs, including sales charges (loads) on some share classes, and operating expenses. Your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution (12b-1) expenses, redemption fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's cost in two ways:

Actual Fund Return. The section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the account values shown may not apply to your specific investment.

Semi-Annual Report | November 30, 2021

The Arbitrage Funds  Disclosure of Fund Expenses (continued)

November 30, 2021 (Unaudited)

	Beginning Account Value 06/01/2021	Ending Account Value 11/30/2021	Expense Ratio(a)	Expenses Paid During Period(b)
Arbitrage Fund
Class R
Actual	$1,000.00	$971.80	1.51%	$7.46
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	1.51%	$7.64
Class I
Actual	$1,000.00	$972.80	1.26%	$6.23
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	1.26%	$6.38
Class C
Actual	$1,000.00	$968.20	2.26%	$11.15
Hypothetical (5% return before expenses)	$1,000.00	$1,013.74	2.26%	$11.41
Class A
Actual	$1,000.00	$971.70	1.51%	$7.46
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	1.51%	$7.64

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

	Beginning Account Value 06/01/2021	Ending Account Value 11/30/2021	Expense Ratio(a)	Expenses Paid During Period(b)
Water Island Event-Driven Fund
Class R
Actual	$1,000.00	$959.60	1.80%	$8.84
Hypothetical (5% return before expenses)	$1,000.00	$1,016.04	1.80%	$9.10
Class I
Actual	$1,000.00	$959.90	1.55%	$7.62
Hypothetical (5% return before expenses)	$1,000.00	$1,017.30	1.55%	$7.84
Class A
Actual	$1,000.00	$958.70	1.80%	$8.84
Hypothetical (5% return before expenses)	$1,000.00	$1,016.04	1.80%	$9.10

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Disclosure of Fund Expenses (continued)

November 30, 2021 (Unaudited)

	Beginning Account Value 06/01/2021	Ending Account Value 11/30/2021	Expense Ratio(a)	Expenses Paid During Period(b)
Water Island Credit Opportunities Fund
Class R
Actual	$1,000.00	$1,007.70	1.31%	$6.59
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	1.31%	$6.63
Class I
Actual	$1,000.00	$1,008.90	1.06%	$5.34
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	1.06%	$5.37
Class A
Actual	$1,000.00	$1,008.70	1.31%	$6.60
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	1.31%	$6.63

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

Semi-Annual Report | November 30, 2021

The Arbitrage Funds  Additional Information

November 30, 2021 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-295-4485 or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling 1-800-295-4485 or on the SEC 's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete listing of their portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-PORT. The filings are available on the Funds' website at www.arbitragefunds.com/resources or upon request by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund

Water Island Event-Driven Fund

Water Island Credit Opportunities Fund

800-295-4485

www.arbitragefunds.com

Adviser

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent

DST Systems, Inc.

P.O. Box 219842

Kansas City, MO 64121-9842

Custodian

State Street Bank & Trust

225 Liberty Street

New York, NY 10281

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

(b) Not applicable.

Item 2.    Code of Ethics.

Not applicable to semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within the most recent fiscal half-year of the filing date and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

 Not applicable.

Item 13.  Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 3, 2022

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer (Principal Financial Officer)

Date:	February 3, 2022